UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21038

MLIG Variable Insurance Trust
(Exact name of registrant as specified in charter)

1300 Merrill Lynch Drive, Pennington, NJ		08534
(Address of principal executive offices)		(Zip code)

Barry G. Skolnick 1300 Merrill Lynch Drive Pennington, NJ 08534
(Name and address of agent for service)

Registrant's telephone number, including area code:	609-274-5390

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 to March 31, 2006

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

MLIG Variable

Insurance Trust

Quarterly Report

March 31, 2006

Roszel/Lord Abbett Large Cap Value Portfolio

Roszel/BKF Large Cap Value Portfolio

Roszel/MLIM Relative Value Portfolio

Roszel/Fayez Sarofim Large Cap Core Portfolio

Roszel/Alliance Large Cap Core Portfolio

Roszel/Loomis Sayles Large Cap Growth Portfolio

Roszel/Rittenhouse Large Cap Growth Portfolio

Roszel/Marsico Large Cap Growth Portfolio

Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio

Roszel/Franklin Mid Cap Growth Portfolio

Roszel/NWQ Small Cap Value Portfolio

Roszel/Delaware Small-Mid Cap Growth Portfolio

Roszel/Lazard International Portfolio

Roszel/William Blair International Portfolio

Roszel/Lord Abbett Government Securities Portfolio

Roszel/MLIM Fixed-Income Portfolio

Roszel/Lord Abbett Affiliated Portfolio

Roszel/Allianz CCM Capital Appreciation Portfolio

Roszel/Lord Abbett Mid Cap Value Portfolio

Roszel/Seligman Mid Cap Growth Portfolio

Roszel/Allianz NFJ Small Cap Value Portfolio

Roszel/JP Morgan Small Cap Growth Portfolio

Roszel/Delaware Trend Portfolio

Roszel/Lord Abbett Bond Debenture Portfolio

MLIG Variable Insurance Trust
Roszel/Lord Abbett Large Cap Value Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.3%
Consumer Discretionary — 2.6%
Media — 1.8%
Comcast Corp. (Class A Non-Voting) *	3,493	$91,237
Tribune Co.	2,819	77,326
		168,563
Textiles, Apparel & Luxury Goods — 0.8%
Nike, Inc. (Class B)	892	75,909
Total Consumer Discretionary		244,472

Consumer Staples — 17.3%
Beverages — 3.1%
Diageo plc, ADR	2,167	137,453
PepsiCo, Inc.	2,612	150,947
		288,400
Food & Staples Retailing — 4.4%
CVS Corp.	2,635	78,707
Kroger Co. (The) *	8,612	175,340
Wal-Mart Stores, Inc.	3,265	154,239
		408,286
Food Products — 4.3%
Campbell Soup Co.	4,097	132,743
General Mills, Inc.	968	49,058
Kraft Foods, Inc. (Class A)	7,009	212,443
		394,244
Household Products — 5.5%
Clorox Co.	1,738	104,019
Kimberly-Clark Corp.	1,626	93,983
Procter & Gamble Co.	5,387	310,399
		508,401
Total Consumer Staples		1,599,331

Energy — 9.8%
Energy Equipment & Services — 4.3%
Baker Hughes, Inc.	1,918	131,191
Schlumberger Ltd.	2,064	261,241
		392,432
Oil & Gas — 5.5%
El Paso Corp.	5,799	69,878
Exxon Mobil Corp.	7,261	441,904
		511,782
Total Energy		904,214

Financials — 11.9%
Capital Markets — 1.9%
Bank of New York Co., Inc. (The)	4,948	178,326

Commercial Banks — 1.2%
Bank of America Corp.	2,506	114,123

Diversified Financial Services — 3.6%
Citigroup, Inc.	3,574	168,800
JPMorgan Chase & Co.	3,982	165,811
		334,611
Insurance — 4.3%
Aflac, Inc.	1,455	65,664
American International Group, Inc.	2,322	153,461
Hartford Financial Services Group, Inc.	1,044	84,094
XL Capital Ltd. (Class A)	1,408	90,267
		393,486
Thrifts & Mortgage Finance — 0.9%
Federal National Mortgage Assn.	1,698	87,277
Total Financials		1,107,823

Health Care — 17.0%
Biotechnology — 0.2%
MedImmune, Inc. *	557	20,375

Health Care Equipment & Supplies — 3.5%
Baxter International, Inc.	3,762	146,003
Boston Scientific Corp. *	3,873	89,273
Medtronic, Inc.	1,807	91,705
		326,981

Pharmaceuticals — 13.3%
GlaxoSmithKline plc, ADR	3,243	169,641
Johnson & Johnson	1,509	89,363
Merck & Co., Inc.	3,639	128,202
Novartis AG, ADR	4,333	240,221
Pfizer, Inc.	9,430	234,996
Sanofi-Aventis, ADR	1,028	48,779
Schering-Plough Corp.	3,133	59,496
Wyeth	5,273	255,846
		1,226,544
Total Health Care		1,573,900

Industrials — 14.6%
Aerospace & Defense — 2.9%
General Dynamics Corp.	1,081	69,162
Honeywell International, Inc.	1,872	80,066
Raytheon Co.	2,612	119,734
		268,962
Commercial Services & Supplies — 1.6%
Waste Management, Inc.	4,124	145,577

Electrical Equipment — 1.9%
Emerson Electric Co.	2,100	175,623

Industrial Conglomerates — 2.3%
General Electric Co.	6,244	217,166

Machinery — 4.8%
Deere & Co.	1,476	116,678
Eaton Corp.	2,174	158,637
Parker Hannifin Corp.	2,076	167,346
		442,661
Road & Rail — 1.1%
Union Pacific Corp.	1,146	106,979
Total Industrials		1,356,968

Information Technology — 9.7%
Communications Equipment — 1.9%
Motorola, Inc.	7,740	177,323

Computers & Peripherals — 2.7%
Hewlett-Packard Co.	5,299	174,337
Sun Microsystems, Inc. *	16,067	82,424
		256,761
IT Services — 3.1%
Automatic Data Processing, Inc.	3,992	182,355
Electronic Data Systems Corp.	3,857	103,483
		285,838
Software — 2.0%
Microsoft Corp.	6,722	182,906
Total Information Technology		902,828

Materials — 7.4%
Chemicals — 2.2%
Monsanto Co.	541	45,850
Potash Corp. of Saskatchewan, Inc.	516	45,454
Praxair, Inc.	1,960	108,094
		199,398
Metals & Mining — 3.2%
Barrick Gold Corp.	4,486	122,199
Newmont Mining Corp.	3,341	173,364
		295,563
Paper & Forest Products — 2.0%
International Paper Co.	5,413	187,128
Total Materials		682,089

Telecommunication Services — 5.6%
Diversified Telecommunication Services — 5.6%
AT&T, Inc.	6,389	172,759
BellSouth Corp.	3,502	121,344
Sprint Nextel Corp.	2,779	71,809
Verizon Communications, Inc.	4,551	155,007
Total Telecommunication Services		520,919

Utilities — 2.4%
Electric Utilities — 2.4%
PG&E Corp.	1,183	46,019
Progress Energy, Inc.	2,033	89,411

Southern Co. (The)	2,636	86,382
Total Utilities		221,812

Total Common Stocks
(Cost — $7,876,977)		9,114,356
Total Investments — 98.3%
(Cost — $7,876,977)		9,114,356
Other Assets Less Liabilities — 1.7%		155,927
Net Assets 100.0%		$9,270,283

*             Non-income producing security.

Glossary:

ADR- American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/BKF Large Cap Value Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.5%
Consumer Discretionary — 10.0%
Household Durables — 2.0%
Koninklijke Philips Electronics NV (NY Registered Shares)	1,867	$62,825

Media — 3.9%
Comcast Corp. (Class A Non-Voting) *	1,625	42,445
News Corp. (Class A)	3,539	58,783
Viacom, Inc. (Class B) *	440	17,072
		118,300
Multiline Retail — 0.3%
Federated Department Stores, Inc.	140	10,220

Specialty Retail — 2.9%
Home Depot, Inc.	1,820	76,986
Limited Brands, Inc.	513	12,548
		89,534
Textiles, Apparel & Luxury Goods — 0.9%
Nike, Inc. (Class B)	335	28,508
Total Consumer Discretionary		309,387

Consumer Staples — 10.6%
Beverages — 3.4%
Anheuser-Busch Cos., Inc.	180	7,698
Diageo plc, ADR	1,070	67,870
PepsiCo, Inc.	515	29,762
		105,330
Food & Staples Retailing — 2.1%
Supervalu, Inc.	520	16,027
Wal-Mart Stores, Inc.	1,030	48,657
		64,684
Food Products — 1.8%
Unilever N.V. (NY Registered Shares)	795	55,030

Household Products — 1.1%
Procter & Gamble Co.	585	33,708

Tobacco — 2.2%
Altria Group, Inc.	940	66,608
Total Consumer Staples		325,360

Energy — 13.6%
Energy Equipment & Services — 1.9%
Williams Cos., Inc.	2,794	59,764

Oil & Gas — 11.7%
Apache Corp.	950	62,234
BP plc, ADR	1,170	80,660
Chevron Corp.	1,069	61,970
Exxon Mobil Corp.	1,858	113,078
Kerr-McGee Corp.	440	42,011
		359,953
Total Energy		419,717

Financials — 22.4%
Capital Markets — 2.1%
Bank of New York Co., Inc. (The)	1,781	64,187

Commercial Banks — 10.8%
Bank of America Corp.	2,875	130,927
U.S. Bancorp	2,459	74,999
Wachovia Corp.	1,050	58,853
Wells Fargo & Co.	1,040	66,425
		331,204
Consumer Finance — 2.0%
American Express Co.	1,170	61,484

Diversified Financial Services — 3.9%
Citigroup, Inc.	2,551	120,484

Insurance — 2.2%
Allstate Corp. (The)	915	47,680
XL Capital Ltd. (Class A)	315	20,195
		67,875
Thrifts & Mortgage Finance — 1.4%
Federal Home Loan Mortgage Corp.	710	43,310
Total Financials		688,544

Health Care — 9.5%
Health Care Providers & Services — 1.5%
Universal Health Services, Inc.	950	48,251

Pharmaceuticals — 8.0%
Abbott Laboratories	750	31,853
Johnson & Johnson	1,320	78,170
Pfizer, Inc.	2,535	63,172
Wyeth	1,485	72,052
		245,247
Total Health Care		293,498

Industrials — 14.3%
Aerospace & Defense — 6.5%
Honeywell International, Inc.	284	12,147
Lockheed Martin Corp.	680	51,088
Northrop Grumman Corp.	1,135	77,509
United Technologies Corp.	1,010	58,550
		199,294
Commercial Services & Supplies — 1.8%
H & R Block, Inc.	1,200	25,980
Pitney Bowes, Inc.	655	28,119
		54,099
Industrial Conglomerates — 6.0%
General Electric Co.	2,524	87,785
Textron, Inc.	489	45,667
Tyco International Ltd.	1,952	52,470
		185,922
Total Industrials		439,315

Information Technology — 8.5%
Communications Equipment — 0.9%
Cisco Systems, Inc. *	1,325	28,713

Computers & Peripherals — 2.9%
EMC Corp.*	2,755	37,551
Hewlett-Packard Co.	499	16,417
International Business Machines Corp.	439	36,204
		90,172
Electronic Equipment & Instruments — 1.3%
Agilent Technologies, Inc. *	1,072	40,253

IT Services — 1.3%
Accenture, Ltd. (Class A)	1,282	38,550

Software — 2.1%
Microsoft Corp.	2,325	63,263
Total Information Technology		260,951

Materials — 2.9%
Chemicals — 2.1%
Dow Chemical Co. (The)	1,555	63,133
Tronox, Inc. (Class B) *	89	1,507
		64,640
Paper & Forest Products — 0.8%
International Paper Co.	670	23,162
Total Materials		87,802

Telecommunication Services — 2.4%
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	1,435	38,802
Verizon Communications, Inc.	1,027	34,980
Total Telecommunication Services		73,782

Utilities — 5.3%
Electric Utilities — 4.3%
Entergy Corp.	990	68,251
Exelon Corp.	636	33,644
PG&E Corp.	770	29,953
		131,848
Multi-Utilities & Unregulated Power — 1.0%
CMS Energy Corp. *	2,450	31,728
Total Utilities		163,576

Total Common Stocks
(Cost — $2,791,442)		3,061,932

	Principal Amount
Short-Term Securities — 1.2%
Repurchase Agreement ** — 1.2%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $37,235
(Cost — $37,221)	$37,221	37,221
Total Investments — 100.7%
(Cost — $2,828,663)		3,099,153
Other Liabilities in Excess of Assets — (0.7)%		(21,698)
Net Assets 100.0%		$3,077,455

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR- American Depositary Receipt.

NY Registered Shares- A foreign company’s shares that are registered through their home office in New York.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/MLIM Relative Value Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.8%
Consumer Discretionary — 6.1%
Media — 2.6%
CBS Corp. (Class B)	5,500	$131,890
Viacom, Inc. (Class B) *	5,100	197,880
		329,770
Specialty Retail — 3.5%
Limited Brands, Inc.	17,900	437,834
Total Consumer Discretionary		767,604

Consumer Staples — 5.0%
Food Products — 2.7%
Sara Lee Corp.	18,700	334,356

Household Products — 2.3%
Kimberly-Clark Corp.	5,100	294,780
Total Consumer Staples		629,136

Energy — 9.5%
Oil & Gas — 9.5%
Chevron Corp.	6,600	382,602
ConocoPhillips	6,300	397,845
Exxon Mobil Corp.	6,800	413,848
Total Energy		1,194,295

Financials — 29.4%
Capital Markets — 2.5%
Lehman Brothers Holdings, Inc.	2,200	317,966

Commercial Banks — 9.5%
Bank of America Corp.	9,700	441,738
U.S. Bancorp	11,800	359,900
Wachovia Corp.	7,100	397,955
		1,199,593
Diversified Financial Services — 3.7%
Citigroup, Inc.	9,900	467,577

Insurance — 8.2%
Allstate Corp. (The)	5,100	265,761
American International Group, Inc.	6,900	456,021
Hartford Financial Services Group, Inc.	3,900	314,145
		1,035,927
Thrifts & Mortgage Finance — 5.5%
Federal National Mortgage Assn.	6,300	323,820
Washington Mutual, Inc.	8,530	363,549
		687,369
Total Financials		3,708,432

Health Care — 15.9%
Health Care Equipment & Supplies — 3.8%
Baxter International, Inc.	12,300	477,363

Pharmaceuticals — 12.1%
Abbott Laboratories	8,400	356,748
Bristol-Myers Squibb Co.	13,800	339,618
Merck & Co., Inc.	11,800	415,714
Wyeth	8,400	407,568
		1,519,648
Total Health Care		1,997,011

Industrials — 9.7%
Aerospace & Defense — 3.4%
Honeywell International, Inc.	9,800	419,146

Industrial Conglomerates — 3.4%
General Electric Co.	12,400	431,272

Machinery — 2.9%
Ingersoll-Rand Co. Ltd. (Class A)	8,800	367,752
Total Industrials		1,218,170

Information Technology — 14.1%
Communications Equipment — 4.1%
Cisco Systems, Inc. *	23,800	515,746

Computers & Peripherals — 6.5%
Hewlett-Packard Co.	11,400	375,060
International Business Machines Corp.	5,300	437,091
		812,151
Office Electronics — 3.5%
Xerox Corp. *	29,300	445,360
Total Information Technology		1,773,257

Materials — 4.2%
Chemicals — 2.1%
E.l. Du Pont de Nemours & Co.	6,300	265,923

Metals & Mining — 2.1%
Alcoa, Inc.	8,700	265,872
Total Materials		531,795

Telecommunication Services — 2.4%
Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	9,000	306,540

Utilities — 1.5%
Electric Utilities — 1.5%
FPL Group, Inc.	4,876	195,723

Total Common Stocks
(Cost — $10,442,294)		12,321,963

	Principal Amount
Short-Term Securities — 2.2%
Repurchase Agreement ** — 2.2%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $274,422
(Cost — $274,320)	$274,320	274,320
Total Investments — 100.0%
(Cost — $10,716,614)		12,596,283
Other Liabilities in Excess of Assets — (0.0)%		(3,310)
Net Assets 100.0%		$12,592,973

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Fayez Sarofim Large Cap Core Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.9%
Consumer Discretionary — 9.3%
Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	422	$14,500

Media — 4.7%
McGraw-Hill Cos., Inc. (The)	539	31,057
News Corp. (Class A)	1,241	20,613
Time Warner, Inc.	379	6,364
Viacom, Inc. (Class B) *	125	4,850
		62,884
Multiline Retail — 2.0%
Target Corp.	500	26,005

Specialty Retail — 1.5%
Home Depot, Inc.	478	20,219
Total Consumer Discretionary		123,608

Consumer Staples — 25.4%
Beverages — 6.2%
Anheuser-Busch Cos., Inc.	244	10,436
Coca-Cola Co. (The)	883	36,971
PepsiCo, Inc.	595	34,385
		81,792
Food & Staples Retailing — 6.5%
Sysco Corp.	385	12,339
Wal-Mart Stores, Inc.	891	42,091
Walgreen Co.	545	23,506
Whole Foods Market, Inc.	120	7,973
		85,909
Food Products — 2.4%
Kraft Foods, Inc. (Class A)	424	12,852
Nestle SA, ADR (Registered)	267	19,771
		32,623
Household Products — 4.3%
Colgate-Palmolive Co.	264	15,074
Procter & Gamble Co.	727	41,890
		56,964
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The)	420	15,620

Tobacco — 4.8%
Altria Group, Inc.	903	63,986
Total Consumer Staples		336,894

Energy — 18.9%
Oil & Gas — 18.9%
Amerada Hess Corp.	65	9,256
BP plc, ADR	537	37,021
Chevron Corp.	694	40,231
ConocoPhillips	529	33,407
Exxon Mobil Corp.	1,142	69,502
Occidental Petroleum Corp.	185	17,140
Royal Dutch Shell plc, ADR (Class A)	235	14,631
Total SA, ADR	215	28,322
Total Energy		249,510

Financials — 16.5%
Capital Markets — 2.0%
Ameriprise Financial, Inc.	165	7,435
Morgan Stanley	305	19,160
		26,595
Commercial Banks — 3.5%
Bank of America Corp.	517	23,544
HSBC Holdings plc, ADR	275	23,039
		46,583
Consumer Finance — 2.0%
American Express Co.	496	26,065

Diversified Financial Services — 5.8%
Citigroup, Inc.	1,154	54,503
JPMorgan Chase & Co.	537	22,361
		76,864
Insurance — 2.2%
American International Group, Inc.	231	15,267
Marsh & McLennan Cos., Inc.	472	13,858
		29,125
Thrifts & Mortgage Finance — 1.0%
Federal Home Loan Mortgage Corp.	208	12,688
Total Financials		217,920

Health Care — 10.7%
Health Care Providers & Services — 0.9%
UnitedHealth Group, Inc.	220	12,289

Pharmaceuticals — 9.8%
Abbott Laboratories	453	19,239
Eli Lilly & Co.	483	26,710
Johnson & Johnson	643	38,079
Merck & Co., Inc.	428	15,078
Pfizer, Inc.	1,215	30,278
		129,384
Total Health Care		141,673

Industrials — 8.3%
Air Freight & Logistics — 1.6%
United Parcel Service, Inc. (Class B)	256	20,321

Electrical Equipment — 1.7%
Emerson Electric Co.	269	22,497

Industrial Conglomerates — 5.0%
General Electric Co.	1,912	66,499
Total Industrials		109,317

Information Technology — 6.8%
Internet Software & Services — 0.8%
Yahoo!, Inc. *	330	10,646

IT Services — 0.7%
Automatic Data Processing, Inc.	220	10,050

Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.	1,510	29,218

Software — 3.1%
Microsoft Corp.	1,490	40,543
Total Information Technology		90,457

Materials — 1.0%
Chemicals — 1.0%
Praxair, Inc.	250	13,788

Total Common Stocks
(Cost — $1,230,249)		1,283,167

	Principal Amount
Short-Term Securities — 3.2%
Repurchase Agreement ** — 3.2%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $42,351
(Cost — $42,335)	$42,335	42,335
Total Investments — 100.1%
(Cost — $1,272,584)		1,325,502
Other Liabilities in Excess of Assets — (0.1)%		(1,284)
Net Assets — 100.0%		$1,324,218

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR - American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Alliance Large Cap Core Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.3%
Consumer Discretionary — 23.3%
Auto Components — 1.7%
Johnson Controls, Inc.	441	$33,485

Automobiles — 1.4%
Toyota Motor Corp., ADR	250	27,225

Commercial Services & Supplies — 2.7%
Apollo Group, Inc. (Class A) *	984	51,670

Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	375	17,764
Wynn Resorts Ltd. *	377	28,972
		46,736
Internet & Catalog Retail — 5.6%
Amazon.Com, Inc. *	1,669	60,935
eBay, Inc. *	1,213	47,380
		108,315
Leisure Equipment & Products — 1.1%
Eastman Kodak Co.	775	22,041

Media — 4.7%
News Corp. (Class A)	1,250	20,763
Walt Disney Co.	920	25,659
XM Satellite Radio Holdings, Inc. (Class A) *	2,057	45,809
		92,231
Multiline Retail — 2.5%
Kohl’s Corp. *	915	48,504

Specialty Retail — 1.2%
Best Buy Co., Inc.	410	22,931
Total Consumer Discretionary		453,138

Consumer Staples — 7.8%
Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	350	18,956
Wal-Mart Stores, Inc.	680	32,123
Walgreen Co.	480	20,703
		71,782
Food Products — 1.1%
Wm. Wrigley Jr. Co.	335	21,440

Household Products — 3.0%
Procter & Gamble Co.	1,013	58,369
Total Consumer Staples		151,591

Energy — 1.2%
Energy Equipment & Services — 1.2%
Schlumberger Ltd.	193	24,428

Financials — 16.9%
Capital Markets — 6.2%
Charles Schwab Corp. (The)	2,253	38,774
Legg Mason, Inc.	300	37,599
Northern Trust Corp.	425	22,313
State Street Corp.	370	22,359
		121,045
Commercial Banks — 1.0%
Bank of America Corp.	430	19,582

Consumer Finance — 1.9%
American Express Co.	691	36,312

Diversified Financial Services — 4.3%
Chicago Mercantile Exchange Holdings, Inc.	110	49,225
TD Ameritrade Holding Corp.	1,702	35,521
		84,746
Insurance — 3.5%
ACE Ltd.	625	32,506
Aflac, Inc.	785	35,427
		67,933
Total Financials		329,618

Health Care — 10.6%
Biotechnology — 6.8%
Applera Corp. — Applied Biosystems Group	2,222	60,305
Genentech, Inc. *	455	38,452
Gilead Sciences, Inc. *	537	33,412
		132,169
Pharmaceuticals — 3.8%
Merck & Co., Inc.	1,550	54,606
Teva Pharmaceutical Industries Ltd., ADR	504	20,755
		75,361
Total Health Care		207,530

Industrials — 1.8%
Industrial Conglomerates — 1.8%
General Electric Co.	995	34,606

Information Technology — 27.2%
Communications Equipment — 8.2%
Corning, Inc. *	930	25,026
JDS Uniphase Corp. *	5,600	23,352
Juniper Networks, Inc. *	2,993	57,226
QUALCOMM, Inc.	1,060	53,647
		159,251
Computers & Peripherals — 4.6%
Network Appliance, Inc. *	1,330	47,920
Sun Microsystems, Inc. *	8,040	41,245
		89,165
Internet Software & Services — 2.2%
Yahoo!, Inc. *	1,371	44,229

Semiconductors & Semiconductor Equipment — 7.1%
Advanced Micro Devices, Inc. *	847	28,087
Broadcom Corp. (Class A) *	751	32,413
KLA—Tencor Corp.	1,079	52,180
Marvell Technology Group Ltd. *	472	25,535
		138,215
Software — 5.1%
Adobe Systems, Inc. *	1,081	37,748
Autodesk, Inc. *	775	29,853
SAP AG, ADR	577	31,343
		98,944
Total Information Technology		529,804

Materials — 2.2%
Chemicals — 2.2%
Monsanto Co.	505	42,799

Telecommunication Services — 5.0%
Diversified Telecommunication Services — 5.0%
AT&T, Inc.	750	20,280
Sprint Nextel Corp.	1,700	43,928
Verizon Communications, Inc.	960	32,698
Total Telecommunication Services		96,906

Utilities — 1.3%
Electric Utilities — 1.3%
FPL Group, Inc.	648	26,011

Total Common Stocks
(Cost — $1,721,419)		1,896,431

	Principal Amount
Short-Term Securities — 2.9%
Repurchase Agreement ** — 2.9%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $55,826
(Cost — $55,805)	$55,805	55,805
Total Investments — 100.2%
(Cost — $1,777,224)		1,952,236
Other Liabilities in Excess of Assets — (0.2)%		(4,088)
Net Assets — 100.0%		$1,948,148

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR- American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Loomis Sayles Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 111.4%
Consumer Discretionary — 17.4%
Hotels, Restaurants & Leisure — 3.3%
Starbucks Corp. *	1,250	$47,050

Internet & Catalog Retail — 2.3%
eBay, Inc. *	850	33,201

Media — 1.2%
Getty Images, Inc. *	228	17,073

Multiline Retail — 1.5%
Nordstrom, Inc.	575	22,528

Specialty Retail — 6.4%
Chico’s FAS, Inc. *	841	34,178
Home Depot, Inc.	750	31,725
Lowe’s Cos., Inc.	400	25,776
		91,679
Textiles, Apparel & Luxury Goods — 2.7%
Coach, Inc. *	1,112	38,453
Total Consumer Discretionary		249,984

Consumer Staples — 4.4%
Beverages — 2.3%
PepsiCo, Inc.	575	33,229

Food & Staples Retailing — 2.1%
Whole Foods Market, Inc.	440	29,234
Total Consumer Staples		62,463

Energy — 3.1%
Energy Equipment & Services — 1.0%
National Oilwell Varco, Inc. *	225	14,427

Oil & Gas — 2.1%
EOG Resources, Inc.	200	14,400
XTO Energy, Inc.	369	16,077
		30,477
Total Energy		44,904

Financials — 24.5%
Capital Markets — 12.6%
Franklin Resources, Inc.	275	25,916
Goldman Sachs Group, Inc.	350	54,936
Legg Mason, Inc.	410	51,385
Lehman Brothers Holdings, Inc.	343	49,574
		181,811
Diversified Financial Services — 7.0%
Chicago Mercantile Exchange Holdings, Inc.	55	24,613
Moody’s Corp.	656	46,878
TD Ameritrade Holding Corp. *	1,375	28,696
		100,187
Insurance — 2.4%
Prudential Financial, Inc.	451	34,190

Real Estate — 2.5%
CB Richard Ellis Services, Inc. (Class A) *	450	36,315
Total Financials		352,503

Health Care — 25.1%
Biotechnology — 6.1%
Amgen, Inc. *	400	29,100
Genentech, Inc. *	421	35,579
Gilead Sciences, Inc. *	375	23,332
		88,011
Health Care Equipment & Supplies — 4.7%
Intuitive Surgical, Inc. *	125	14,750
St. Jude Medical, Inc. *	679	27,839
Zimmer Holdings, Inc. *	375	25,350
		67,939

Health Care Providers & Services — 14.3%
Aetna, Inc.	822	40,393
Caremark Rx, Inc. *	790	38,852
DaVita, Inc. *	375	22,579
Express Scripts, Inc. *	300	26,370
Humana, Inc. *	450	23,692
UnitedHealth Group, Inc.	952	53,179
		205,065
Total Health Care		361,015

Industrials — 8.6%
Commercial Services & Supplies — 2.3%
Monster Worldwide, Inc. *	675	33,656

Electrical Equipment — 2.5%
Emerson Electric Co.	425	35,543

Machinery — 3.8%
Caterpillar, Inc.	425	30,519
Joy Global, Inc.	400	23,908
		54,427
Total Industrials		123,626

Information Technology — 28.3%
Communications Equipment — 11.8%
Cisco Systems, Inc. *	2,275	49,299
Corning, Inc. *	1,605	43,191
Motorola, Inc.	1,025	23,483
QUALCOMM, Inc.	1,048	53,039
		169,012
Computers & Peripherals — 7.5%
Apple Computer, Inc. *	862	54,065
Hewlett-Packard Co.	825	27,142
Network Appliance, Inc. *	750	27,023
		108,230
Internet Software & Services — 1.9%
Google, Inc. (Class A) *	68	26,520

IT Services — 1.2%
Cognizant Technology Solutions Corp., (Class A) *	284	16,895

Semiconductors & Semiconductor Equipment — 4.7%
Broadcom Corp. (Class A) *	900	38,844
Texas Instruments, Inc.	900	29,223
		68,067
Software — 1.2%
Adobe Systems, Inc. *	500	17,460
Total Information Technology		406,184

Total Common Stocks
(Cost — $1,482,872)		1,600,679

	Principal Amount
Short-Term Securities — 2.7%
Repurchase Agreement ** — 2.7%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $38,394
(Cost — $38,380)	$38,380	38,380
Total Investments — 114.1%
(Cost — $1,521,252)		1,639,059
Other Liabilities in Excess of Assets — (14.1)%		(202,813)
Net Assets 100.0%		$1,436,246

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Rittenhouse Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.5%
Consumer Discretionary — 14.7%
Hotels, Restaurants & Leisure — 2.6%
Carnival Corp.	2,200	$104,214
Starbucks Corp. *	2,900	109,156
		213,370
Media — 3.3%
Walt Disney Co.	9,500	264,955

Multiline Retail — 4.8%
Kohl’s Corp. *	3,900	206,739
Target Corp.	3,600	187,236
		393,975
Specialty Retail — 4.0%
Bed Bath & Beyond, Inc. *	5,400	207,360
Chico’s FAS, Inc. *	2,900	117,856
		325,216
Total Consumer Discretionary		1,197,516

Consumer Staples — 11.3%
Beverages — 1.3%
PepsiCo, Inc.	1,900	109,801

Food & Staples Retailing — 5.2%
Sysco Corp.	3,700	118,585
Wal—Mart Stores, Inc.	6,400	302,336
		420,921
Household Products — 3.2%
Colgate-Palmolive Co.	2,000	114,200
Procter & Gamble Co.	2,600	149,812
		264,012
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The)	3,500	130,165
Total Consumer Staples		924,899

Energy — 3.2%
Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	1,900	129,960

Oil & Gas — 1.6%
Total SA, ADR	1,000	131,730
Total Energy		261,690

Financials — 12.8%
Capital Markets — 5.0%
Bank of New York Co., Inc. (The)	3,850	138,754
Morgan Stanley	1,700	106,794
Northern Trust Corp.	3,100	162,750
		408,298
Commercial Banks — 2.7%
Wells Fargo & Co.	3,400	217,158

Diversified Financial Services — 2.7%
Citigroup, Inc.	4,600	217,258

Insurance — 2.4%
American International Group, Inc.	3,000	198,270
Total Financials		1,040,984

Health Care — 19.8%
Biotechnology — 2.8%
Amgen, Inc. *	3,200	232,800

Health Care Equipment & Supplies — 3.1%
Medtronic, Inc.	5,000	253,750

Health Care Providers & Services — 6.4%
Medco Health Solutions, Inc.*	3,600	205,992
UnitedHealth Group, Inc.	5,600	312,816
		518,808

Pharmaceuticals — 7.5%
Abbott Laboratories	3,600	152,892
Johnson & Johnson	4,900	290,178
Novartis AG, ADR	3,000	166,320
		609,390
Total Health Care		1,614,748

Industrials — 12.6%
Aerospace & Defense — 1.4%
United Technologies Corp.	2,000	115,940

Commercial Services & Supplies — 2.1%
Cintas Corp.	4,000	170,480

Industrial Conglomerates — 4.3%
General Electric Co.	10,000	347,800

Machinery — 4.8%
Danaher Corp.	2,800	177,940
Illinois Tool Works, Inc.	2,200	211,882
		389,822
Total Industrials		1,024,042

Information Technology — 22.1%
Communications Equipment — 5.3%
Cisco Systems, Inc. *	12,100	262,207
QUALCOMM, Inc.	3,400	172,074
		434,281
Computers & Peripherals — 4.3%
Apple Computer, Inc. *	1,800	112,896
Dell, Inc. *	8,100	241,056
		353,952
Semiconductors & Semiconductor Equipment — 4.1%
Linear Technology Corp.	5,200	182,416
Texas Instruments, Inc.	4,600	149,362
		331,778
Software — 8.4%
Microsoft Corp.	13,250	360,533
Oracle Corp. *	23,700	324,453
		684,986
Total Information Technology		1,804,997

Total Common Stocks
(Cost — $7,168,820)		7,868,876

	Principal Amount
Short-Term Securities — 1.5%
Repurchase Agreement ** — 1.5%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $120,062
(Cost — $120,017)	$120,017	120,017
Total Investments — 98.0%
(Cost — $7,288,837)		7,988,893
Other Assets Less Liabilities — 2.0%		160,348
Net Assets 100.0%		$8,149,241

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR-American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Marsico Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 91.5%
Consumer Discretionary — 20.4%
Automobiles — 2.2%
Toyota Motor Corp., ADR	875	$95,288

Hotels, Restaurants & Leisure — 6.7%
Las Vegas Sands Corp. *	1,117	63,289
MGM MIRAGE *	2,390	102,985
Starbucks Corp. *	1,824	68,655
Station Casinos, Inc.	254	20,160
Wynn Resorts Ltd. *	477	36,658
Yum! Brands, Inc.	14	684
		292,431
Household Durables — 3.1%
KB Home	964	62,641
Lennar Corp. (Class A)	1,160	70,041
		132,682
Multiline Retail — 1.5%
Target Corp.	1,243	64,648

Specialty Retail — 6.2%
Home Depot, Inc.	2,264	95,767
Lowe’s Cos., Inc.	2,705	174,310
		270,077
Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc. *	841	29,082
Total Consumer Discretionary		884,208

Consumer Staples — 6.2%
Beverages — 0.7%
PepsiCo, Inc.	510	29,473

Food & Staples Retailing — 1.4%
CVS Corp.	911	27,211
Walgreen Co.	797	34,375
		61,586
Food Products — 0.3%
Archer-Daniels-Midland Co.	421	14,167

Household Products — 3.8%
Procter & Gamble Co.	2,821	162,546
Total Consumer Staples		267,772

Energy — 3.2%
Energy Equipment & Services — 3.2%
Halliburton Co.	877	64,039
Schlumberger Ltd.	599	75,815
Total Energy		139,854

Financials — 15.2%
Capital Markets — 8.6%
Goldman Sachs Group, Inc.	556	87,270
Lehman Brothers Holdings, Inc.	1,026	148,288
UBS AG (Registered)	1,252	137,682
		373,240
Consumer Finance — 1.7%
SLM Corp.	1,453	75,469

Diversified Financial Services — 2.8%
Chicago Mercantile Exchange Holdings, Inc.	269	120,378

Insurance — 1.4%
Genworth Financial, Inc.	591	19,757
Progressive Corp. (The)	386	40,244
		60,001
Real Estate — 0.7%
St. Joe Co. (The)	456	28,655
Total Financials		657,743

Health Care — 17.1%
Biotechnology — 6.2%
Genentech, Inc. *	2,729	230,628
Genzyme Corp. *	556	37,374
		268,002
Health Care Equipment & Supplies — 3.5%
Medtronic, Inc.	1,700	86,275
Zimmer Holdings, Inc. *	935	63,206
		149,481
Health Care Providers & Services — 6.0%
UnitedHealth Group, Inc.	4,693	262,151

Pharmaceuticals — 1.4%
Amylin Pharmaceuticals, Inc. *	1,239	60,649
Total Health Care		740,283

Industrials — 19.4%
Aerospace & Defense — 4.7%
General Dynamics Corp.	1,516	96,994
Lockheed Martin Corp.	850	63,861
United Technologies Corp.	724	41,970
		202,825
Air Freight & Logistics — 4.1%
FedEx Corp.	1,569	177,203

Machinery — 3.7%
Caterpillar, Inc.	1,772	127,247
Deere & Co.	442	34,940
		162,187
Road & Rail — 6.9%
Burlington Northern Santa Fe Corp.	2,284	190,326
Union Pacific Corp.	1,187	110,806
		301,132
Total Industrials		843,347

Information Technology — 7.3%
Communications Equipment — 7.3%
Cisco Systems, Inc. *	2,020	43,774
Motorola, Inc.	5,474	125,409
QUALCOMM, Inc.	2,869	145,200
Total Information Technology		314,383

Materials — 1.6%
Chemicals — 0.3%
Monsanto Co.	161	13,645

Metals & Mining — 1.3%
Cia Vale do Rio Doce	544	26,400
Peabody Energy Corp.	580	29,238
		55,638
Total Materials		69,283

Telecommunication Services — 1.1%
Wireless Telecommunication Services — 1.1%
America Movil SA de CV, ADR	1,421	48,683

Total Common Stocks
(Cost — $3,487,223)		3,965,556

	Principal Amount
Short—Term Securities — 5.5%
Repurchase Agreement ** — 5.5%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $239,368
(Cost — $239,279)	$239,279	239,279
Total Investments — 97.0%
(Cost — $3,726,502)		4,204,835
Other Assets Less Liabilities — 3.0%		131,829
Net Assets 100.0%		$4,336,664

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR- American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.6%
Consumer Discretionary — 7.0%
Leisure Equipment & Products — 5.1%
Polaris Industries	2,855	$155,769

Media — 1.9%
Wiley John & Sons, Inc.	1,520	57,532
Total Consumer Discretionary		213,301

Consumer Staples — 4.5%
Personal Products — 4.5%
Alberto-Culver Co.	3,110	137,555

Financials — 33.1%
Capital Markets — 9.9%
Allied Capital Corp.	3,310	101,286
Eaton Vance Corp.	4,530	124,031
W.P. Stewart & Co., Ltd.	3,550	74,834
		300,151
Commercial Banks — 4.5%
Cathay General Bancorp	2,600	97,864
Sterling Bancorp	1,848	38,069
		135,933
Insurance — 11.3%
Arthur J. Gallagher & Co.	4,330	120,417
Cincinnati Financial Corp.	1,930	81,195
Reinsurance Group of America, Inc.	3,000	141,870
		343,482
Real Estate — 4.8%
Realty Income Corp.	5,970	144,534

Thrifts & Mortgage Finance — 2.6%
Washington Federal, Inc.	3,310	80,102
Total Financials		1,004,202

Health Care — 6.1%
Health Care Equipment & Supplies — 4.5%
Arrow International, Inc.	4,150	135,581

Health Care Providers & Services — 1.6%
Owens & Minor, Inc.	1,500	49,155
Total Health Care		184,736

Industrials — 15.3%
Commercial Services & Supplies — 6.6%
Equifax, Inc.	2,330	86,769
Jackson Hewitt Tax Service, Inc.	3,650	115,267
		202,036
Industrial Conglomerates — 3.8%
Teleflex, Inc.	1,610	115,324

Machinery — 4.9%
Graco, Inc.	3,245	147,421
Total Industrials		464,781

Information Technology — 6.0%
Semiconductors & Semiconductor Equipment — 4.4%
Microchip Technology, Inc.	3,700	134,310

Software — 1.6%
Reynolds & Reynolds Co. (The) (Class A)	1,700	48,280
Total Information Technology		182,590

Materials — 18.1%
Chemicals — 13.8%
International Flavors & Fragrances, Inc.	3,760	129,043
RPM International, Inc.	8,015	143,789
Valspar Corp.	5,250	146,318
		419,150

Containers & Packaging — 4.3%
Bemis Co.	4,070	128,530
Total Materials		547,680

Utilities — 8.5%
Multi—Utilities — 8.5%
Equitable Resources, Inc.	3,805	138,921
Questar Corp.	1,710	119,785
Total Utilities		258,706

Total Common Stocks
(Cost — $2,734,646)		2,993,551
Total Investments — 98.6%
(Cost — $2,734,646)		2,993,551
Other Assets Less Liabilities — 1.4%		41,100
Net Assets 100.0%		$3,034,651

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Franklin Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 100.0%
Consumer Discretionary — 16.6%
Auto Components — 3.0%
BorgWarner, Inc.	460	$27,619
Gentex Corp.	2,820	49,237
		76,856
Commercial Services & Supplies — 0.8%
Laureate Education, Inc. *	397	21,192

Hotels, Restaurants & Leisure — 3.5%
Hilton Hotels Corp.	1,690	43,027
Station Casinos, Inc.	610	48,416
		91,443
Household Durables — 4.0%
Harman International Industries, Inc.	400	44,452
Hovnanian Enterprises, Inc., (Class A) *	370	16,254
NVR, Inc. *	30	22,169
Ryland Group, Inc.	290	20,126
		103,001
Media — 1.4%
Getty Images, Inc. *	176	13,179
XM Satellite Radio Holdings, Inc. (Class A) *	990	22,047
		35,226
Multiline Retail — 1.0%
Dollar General Corp.	1,520	26,858

Specialty Retail — 2.9%
Advance Auto Parts, Inc.	625	26,025
Chico’s FAS, Inc. *	628	25,522
Urban Outfitters, Inc. *	1,000	24,540
		76,087
Total Consumer Discretionary		430,663

Consumer Staples — 1.8%
Food & Staples Retailing — 0.5%
Whole Foods Market, Inc.	180	11,959

Food Products — 1.3%
Bunge Ltd.	600	33,426
Total Consumer Staples		45,385

Energy — 6.4%
Oil & Gas — 6.4%
Helix Energy Solutions Group, Inc. *	1,450	54,955
Murphy Oil Corp.	380	18,932
Newfield Exploration Co. *	340	14,246
Rowan Cos., Inc.	610	26,816
Southwestern Energy Co. *	1,580	50,860
Total Energy		165,809

Financials — 9.0%
Capital Markets — 2.5%
E*Trade Financial Corp. *	1,382	37,286
Federated Investors, Inc. (Class B)	741	28,936
		66,222
Commercial Banks — 1.6%
Cullen/Frost Bankers, Inc.	503	27,036
East-West Bancorp, Inc.	370	14,264
		41,300
Diversified Financial Services — 3.3%
Calamos Asset Management, Inc. (Class A)	438	16,381
CapitalSource, Inc.	1,716	42,694
Chicago Mercantile Exchange Holdings, Inc.	60	26,850
		85,925
Insurance — 0.9%
Brown & Brown, Inc.	680	22,576

Thrifts & Mortgage Finance — 0.7%
Doral Financial Corp.	1,590	18,365
Total Financials		234,388

Health Care — 23.8%
Biotechnology — 2.9%
Cephalon, Inc. *	320	19,280
Charles River Laboratories International, Inc.*	530	25,981
Invitrogen Corp. *	410	28,753
		74,014
Health Care Equipment & Supplies — 9.3%
Biomet, Inc.	400	14,208
CR Bard, Inc.	580	39,330
Cytyc Corp.*	880	24,798
Fisher Scientific International, Inc. *	600	40,830
Thermo Electron Corp. *	1,090	40,428
Varian Medical Systems, Inc. *	460	25,834
Waters Corp. *	1,270	54,801
		240,229
Health Care Providers & Services — 9.5%
Community Health Systems, Inc. *	1,412	51,044
Coventry Health Care, Inc. *	740	39,945
Express Scripts, Inc. *	290	25,491
LifePoint Hospitals, Inc. *	1,070	33,277
Omnicare, Inc.	580	31,894
Pharmaceutical Product Development, Inc.	940	32,533
VCA Antech, Inc. *	1,120	31,898
		246,082
Pharmaceuticals — 2.1%
Endo Pharmaceuticals Holdings, Inc.*	910	29,857
Sepracor, Inc. *	520	25,381
		55,238
Total Health Care		615,563

Industrials — 13.5%
Aerospace & Defense — 3.4%
Empresa Brasileira de Aeronautica SA, ADR	890	32,797
Precision Castparts Corp.	220	13,068
Rockwell Collins, Inc.	770	43,389
		89,254
Air Freight & Logistics — 2.3%
Expeditors International of Washington, Inc.	400	34,556
J.B. Hunt Transport Services, Inc.	1,170	25,202
		59,758
Airlines — 0.8%
JetBlue Airways Corp. *	1,845	19,778

Commercial Services & Supplies — 1.6%
Robert Half International, Inc.	1,074	41,467

Machinery — 4.2%
Kennametal, Inc.	430	26,290
Oshkosh Truck Corp.	530	32,987
Pentair, Inc.	740	30,155
Terex Corp. *	260	20,603
		110,035
Trading Companies & Distributors — 1.2%
Fastenal Co.	650	30,771
Total Industrials		351,063

Information Technology — 22.7%
Communications Equipment — 1.9%
Harris Corp.	1,020	48,236

Computers & Peripherals — 0.7%
Logitech International SA, ADR *	450	17,892

Electronic Equipment & Instruments — 4.0%
Flir Systems, Inc. *	1,150	32,671
Tektronix, Inc.	1,120	39,995
Trimble Navigation Ltd. *	690	31,085
		103,751
Internet Software & Services — 0.8%
VeriSign, Inc. *	905	21,711

IT Services — 3.5%
Alliance Data Systems Corp. *	770	36,013
Cognizant Technology Solutions Corp., (Class A) *	910	54,136
		90,149

Semiconductors & Semiconductor Equipment — 7.1%
Altera Corp. *	980	20,227
Integrated Device Technology, Inc. *	1,630	24,222
Intersil Corp. (Class A)	1,680	48,585
Lam Research Corp. *	610	26,230
Microchip Technology, Inc.	1,110	40,293
Microsemi Corp.*	860	25,035
		184,592
Software — 4.7%
Activision, Inc. *	1,493	20,589
Amdocs Ltd. *	1,020	36,781
Hyperion Solutions Corp. *	580	18,908
NAVTEQ Corp. *	519	26,287
Salesforce.com, Inc. *	510	18,528
		121,093
Total Information Technology		587,424

Materials — 2.3%
Chemicals — 1.3%
Ashland, Inc.	310	22,035
Cabot Corp.	360	12,236
		34,271
Metals & Mining — 1.0%
Peabody Energy Corp.	520	26,213
Total Materials		60,484

Telecommunication Services — 3.9%
Diversified Telecommunication Services — 1.2%
NeuStar, Inc. (Class A) *	1,020	31,620

Wireless Telecommunication Services — 2.7%
NII Holdings, Inc. *	800	47,176
SBA Communications Corp. *	900	21,069
		68,245
Total Telecommunication Services		99,865

Total Common Stocks
(Cost — $2,265,560)		2,590,644

	Principal Amount
Short-Term Securities — 0.6%
Repurchase Agreement ** — 0.6%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $16,613
(Cost — $16,607)	$16,607	16,607
Total Investments — 100.6%
(Cost — $2,282,167)		2,607,251
Other Liabilities in Excess of Assets — (0.6)%		(15,687)
Net Assets 100.0%		$2,591,564

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR- American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/NWQ Small Cap Value Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.9%
Consumer Discretionary — 7.4%
Auto Components — 1.5%
Commercial Vehicle Group, Inc. *	4,900	$94,129

Household Durables — 1.8%
Hooker Furniture Corp.	6,100	115,290

Specialty Retail — 1.0%
Gymboree Corp.*	2,500	65,100

Textiles, Apparel & Luxury Goods — 3.1%
Fossil, Inc. *	10,600	196,948
Total Consumer Discretionary		471,467

Consumer Staples — 8.3%
Food & Staples Retailing — 3.3%
Casey’s General Stores, Inc.	9,200	210,404

Food Products — 5.0%
Del Monte Foods Co.	10,900	129,274
Premium Standard Farms, Inc.	10,900	191,295
		320,569
Total Consumer Staples		530,973

Energy — 15.0%
Energy Equipment & Services — 3.6%
Stolt Offshore SA, ADR *	14,827	229,670

Oil & Gas — 11.4%
Denbury Resources, Inc. *	8,100	256,527
Range Resources Corp.	4,400	120,164
Southwestern Energy Co. *	5,300	170,607
Warren Resources, Inc. *	12,300	183,270
		730,568
Total Energy		960,238

Financials — 13.7%
Commercial Banks — 1.5%
Bancorp, Inc. *	3,950	96,972

Insurance — 2.8%
PMA Capital Corp. (Class A) *	9,500	96,710
Quanta Capital Holdings Ltd. *	26,400	79,200
		175,910

Real Estate — 7.1%
Anthracite Capital, Inc.	6,900	75,762
HomeBanc Corp.	11,900	104,601
New York Mortgage Trust, Inc.	16,700	90,180
RAIT Investment Trust	1,970	55,633
Saxon Capital, Inc.	4,700	49,068
Sunset Financial Resources, Inc.	8,700	79,431
		454,675

Thrifts & Mortgage Finance — 2.3%
Franklin Bank Corp.*	4,500	86,535
IndyMac Bancorp, Inc.	1,500	61,395
		147,930
Total Financials		875,487

Industrials — 19.4%
Building Products — 3.7%
Griffon Corp. *	9,600	238,464

Electrical Equipment — 3.6%
General Cable Corp. *	7,700	233,541

Machinery — 9.8%
Kennametal, Inc.	2,100	128,394
Lincoln Electric Holdings, Inc.	4,050	218,659
Sauer-Danfoss, Inc.	12,100	277,695
		624,748
Road & Rail — 2.3%
Marten Transport Ltd. *	8,050	145,625
Total Industrials		1,242,378

Information Technology — 8.1%
Communications Equipment — 1.3%
CommScope, Inc. *	2,900	82,795

Computers & Peripherals — 3.2%
Quantum Corp. *	54,100	202,334

Electronic Equipment & Instruments — 1.5%
Keithley Instruments, Inc.	6,500	99,840

Semiconductors & Semiconductor Equipment — 2.1%
Mattson Technology, Inc. *	11,000	132,000
Total Information Technology		516,969

Materials — 27.0%
Containers & Packaging — 0.9%
Smurfit-Stone Container Corp. *	4,070	55,230

Distributors — 1.1%
Earl M. Jorgensen Co. *	4,600	69,690

Metals & Mining — 12.0%
Aleris International, Inc. *	4,100	197,087
Century Aluminum Co. *	5,000	212,250
Gibraltar Industries, Inc.	9,000	265,140
RBC Bearings, Inc. *	4,700	96,350
		770,827

Paper & Forest Products — 13.0%
Bowater, Inc.	5,400	159,732
Buckeye Technologies, Inc. *	15,200	137,560
Glatfelter	5,300	97,149
Sappi Ltd., ADR	15,200	224,200
Wausau Paper Corp.	15,234	215,866
		834,507
Total Materials		1,730,254

Total Common Stocks
(Cost — $4,571,100)		6,327,766

	Principal Amount
Short—Term Securities — 3.8%
Repurchase Agreement ** — 3.8%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $243,523
(Cost — $243,432)	$243,432	243,432
Total Investments — 102.7%
(Cost — $4,814,532)		6,571,198
Other Liabilities in Excess of Assets — (2.7)%		(172,940)
Net Assets 100.0%		$6,398,258

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR- American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Delaware Small-Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.7%
Consumer Discretionary — 19.2%
Automobiles — 1.0%
Winnebago Industries, Inc.	1,200	$36,408

Hotels, Restaurants & Leisure — 5.9%
Cheesecake Factory, Inc. (The) *	1,950	73,027
Texas Roadhouse, Inc. (Class A) *	2,900	49,561
Wynn Resorts Ltd. *	1,100	84,535
		207,123
Media — 1.3%
Getty Images, Inc. *	600	44,928

Specialty Retail — 4.0%
Gymboree Corp.*	700	18,228
MSC Industrial Direct Co., Inc. (Class A)	1,300	70,226
Tractor Supply Co. *	700	46,438
Under Armor, Inc. *	200	6,480
		141,372
Textiles, Apparel & Luxury Goods — 7.0%
Carter’s, Inc. *	1,200	80,988
Coach, Inc. *	3,600	124,488
CROCS, Inc. *	1,600	40,240
		245,716
Total Consumer Discretionary		675,547

Consumer Staples — 0.6%
Food Products — 0.6%
Green Mountain Coffee Roasters, Inc. *	500	19,860

Energy — 5.4%
Energy Equipment & Services — 5.4%
CARBO Ceramics, Inc.	650	36,992
Helix Energy Solutions Group, Inc. *	1,200	45,480
Hydril *	900	70,155
Veritas DGC, Inc. *	800	36,312
Total Energy		188,939

Financials — 8.9%
Capital Markets — 1.0%
Waddell & Reed Financial, Inc.	1,500	34,650

Commercial Banks — 2.6%
City National Corp.	700	53,753
Whitney Holding Corp.	1,100	39,006
		92,759
Insurance — 3.5%
Aspen Insurance Holdings Ltd.	1,000	24,660
Hanover Insurance Group, Inc. (The)	400	20,968
IPC Holdings Ltd.	700	19,635
PartnerRe Ltd.	900	55,881
		121,144
Thrifts & Mortgage Finance — 1.8%
Downey Financial Corp.	300	20,190
Webster Financial Corp.	900	43,614
		63,804
Total Financials		312,357

Health Care — 23.9%
Biotechnology — 9.0%
Cepheid, Inc. *	3,900	35,724
Neurocrine Biosciences, Inc. *	800	51,632
PDL Biopharma, Inc. *	2,900	95,120
Telik, Inc. *	3,200	61,952
United Therapeutics Corp. *	1,100	72,908
		317,336
Health Care Equipment & Supplies — 8.1%
Align Technology, Inc. *	4,200	38,514
Conceptus, Inc. *	2,300	30,153
Cytyc Corp.*	1,700	47,906
Fisher Scientific International, Inc. *	900	61,245
Mentor Corp.	600	27,186
Nektar Therapeutics, Inc. *	3,900	79,482
		284,486

Health Care Providers & Services — 1.6%
Advisory Board Co. (The) *	1,000	55,770

Pharmaceuticals — 5.2%
Amylin Pharmaceuticals, Inc. *	1,200	58,740
CV Therapeutics, Inc.*	1,300	28,704
Medicis Pharmaceutical Corp. (Class A)	1,000	32,600
MGI Pharma, Inc. *	3,500	61,250
		181,294
Total Health Care		838,886

Industrials — 11.5%
Aerospace & Defense — 1.0%
Hexcel Corp. *	1,600	35,152

Air Freight & Logistics — 2.7%
J.B. Hunt Transport Services, Inc.	2,200	47,388
UTI Worldwide, Inc.	1,500	47,400
		94,788
Commercial Services & Supplies — 6.4%
Bright Horizons Family Solutions, Inc. *	800	30,984
Monster Worldwide, Inc. *	2,000	99,720
Resources Connection, Inc. *	1,800	44,838
West Corp. *	1,100	49,126
		224,668
Machinery — 1.4%
Bucyrus International, Inc.	1,050	50,599
Total Industrials		405,207

Information Technology — 27.6%
Communications Equipment — 5.0%
Avocent Corp. *	1,000	31,740
F5 Networks, Inc. *	700	50,743
Polycom, Inc. *	2,600	56,368
Tekelec *	2,500	34,575
		173,426
Computers & Peripherals — 1.0%
Hutchinson Technology *	1,200	36,204

Electronic Equipment & Instruments — 5.1%
Itron, Inc. *	800	47,880
Mettler Toledo International, Inc. *	1,000	60,340
Paxar Corp. *	1,900	37,183
Vishay Intertechnology, Inc.*	2,400	34,176
		179,579
Internet Software & Services — 3.5%
Akamai Technologies, Inc. *	2,300	75,647
Opsware, Inc. *	5,600	47,992
		123,639
Semiconductors & Semiconductor Equipment — 4.3%
Cymer, Inc. *	1,400	63,616
Fairchild Semiconductor International, Inc. (Class A) *	1,800	34,326
Microsemi Corp.*	1,800	52,398
		150,340
Software — 8.7%
American Reprographics Co.*	1,700	58,973
Informatica Corp. *	3,600	55,980
NAVTEQ Corp. *	900	45,585
Salesforce.com, Inc. *	1,900	69,027
TIBCO Software, Inc. *	4,400	36,784
Wind River Systems, Inc. *	3,200	39,840
		306,189
Total Information Technology		969,377

Materials — 0.6%
Construction Materials — 0.6%
AMCOL International Corp.	800	23,040

Total Common Stocks
(Cost — $2,574,323)		3,433,213

	Principal Amount
Short-Term Securities — 3.4%
Repurchase Agreement ** — 3.4%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $120,113
(Cost— $120,068)	$120,068	120,068
Total Investments — 101.1%
(Cost — $2,694,391)		3,553,281
Other Liabilities in Excess of Assets — (1.1)%		(39,002)
Net Assets — 100.0%		$3,514,279

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Lazard International Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.0%
Denmark — 1.1%
Danske Bank AS, ADR	3,000	$55,500

Finland — 4.5%
Nokia OYJ, ADR	11,100	229,992

France — 11.4%
AXA SA, ADR	3,450	120,612
Sanofi—Aventis, ADR	2,200	104,390
Societe Generale, ADR	3,400	103,190
Total SA, ADR	1,250	164,663
Vivendi Universal SA, ADR	2,700	92,340
		585,195
Germany — 5.9%
Schering AG, ADR	1,300	135,083
Siemens AG, ADR	1,800	167,706
		302,789
Ireland — 2.1%
Allied Irish Banks plc, ADR	2,250	106,830

Italy — 4.9%
Eni S.p.A., ADR	2,700	153,846
Sanpaolo IMI S.p.A., ADR	2,800	100,016
		253,862
Japan — 19.0%
Canon, Inc., ADR	2,500	165,125
Hoya Corp., ADR *	1,700	68,438
Kao Corp., ADR	405	106,407
Mitsubishi UFJ Financial Group, Inc., ADR	12,200	185,562
Mitsui Sumitomo Insurance, Ltd., ADR	400	54,276
Nissan Motor Co. Ltd., ADR	4,400	104,632
Nomura Holdings, Inc., ADR	8,400	186,228
Sumitomo Mitsui Financial Group, Inc., ADR	9,800	107,975
		978,643
Netherlands — 6.9%
Heineken NV, ADR	7,500	141,825
Royal Dutch Shell plc, ADR (Class A)	2,500	155,650
TNT NV, ADR	1,700	58,701
		356,176
Sweden — 2.0%
Telefonaktiebolaget LM Ericsson, ADR *	2,700	101,844

Switzerland — 13.3%
Credit Suisse Group, ADR	1,950	108,927
Nestle SA, ADR (Registered)	2,150	155,660
Novartis AG, ADR	2,850	158,004
Swiss Reinsurance Co., ADR	1,550	109,042
UBS AG (Registered)	950	104,472
Zurich Financial Services AG, ADR *	2,150	50,418
		686,523
United Kingdom — 27.9%
Barclays plc, ADR	3,800	177,840
BP plc, ADR	2,200	151,668
Cadbury Schweppes plc, ADR	3,400	136,000
Diageo plc, ADR	2,300	145,889
GlaxoSmithKline plc, ADR	3,000	156,930
HSBC Holdings plc, ADR	2,300	192,694
Imperial Tobacco Group plc, ADR	2,050	122,754
Tesco plc, ADR	5,100	90,525
Unilever plc, ADR	2,550	104,728
Vodafone Group plc, ADR	7,400	154,660
		1,433,688

Total Common Stocks
(Cost — $3,999,568)		5,091,042

	Principal Amount
Short-Term Securities — 3.8%
Repurchase Agreement ** — 3.8%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $195,278
(Cost — $195,205)	$195,205	195,205
Total Investments — 102.8%
(Cost — $4,194,773)		5,286,247
Other Liabilities in Excess of Assets — (2.8)%		(143,082)
Net Assets 100.0%		$5,143,165

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR-American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/William Blair International Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 93.7%
Australia — 2.9%
BHP Billiton Ltd., ADR	2,800	$111,580

Brazil — 5.6%
Banco Itau Holding Financeira SA, ADR	1,740	51,800
GOL- Linhas Aereas Inteligentes SA, ADR	1,760	47,168
Petroleo Brasileiro SA, ADR	1,350	117,004
		215,972
Canada — 7.7%
Canadian National Railway Co.	1,980	89,655
Gildan Activewear, Inc. *	1,481	70,377
Manulife Financial Corp.	640	40,173
Research In Motion Ltd. *	430	36,498
Ritchie Bros. Auctioneers, Inc.	1,180	58,410
		295,113
Chile — 1.0%
Banco Santander Chile SA, ADR	840	36,624

France — 10.7%
BNP Paribas, ADR	2,945	136,206
Dassault Systemes SA, ADR	1,210	69,284
Sanofi-Aventis, ADR	2,755	130,725
Technip SA, ADR	1,120	76,093
		412,308
Germany — 6.5%
E.ON AG, ADR	3,530	129,198
SAP AG, ADR	2,225	120,862
		250,060
Greece — 1.9%
National Bank of Greece SA, ADR	7,520	72,042

India — 3.1%
HDFC Bank Ltd., ADR	1,060	57,770
Infosys Technologies Ltd., ADR	810	63,067
		120,837
Ireland — 4.5%
Allied Irish Banks plc, ADR	1,760	83,565
Ryanair Holdings plc, ADR *	1,670	91,349
		174,914
Italy — 2.9%
Luxottica Group S.p.A., ADR	4,135	113,671

Japan — 18.3%
Matsushita Electric Industries Co., Ltd., ADR	4,180	92,545
Mitsubishi UFJ Financial Group, Inc., ADR	10,790	164,116
ORIX Corp., ADR	1,310	203,443
Sharp Corp., ADR	7,210	130,141
Toyota Motor Corp., ADR	1,080	117,612
		707,857

Mexico — 4.0%
America Movil SA de CV, ADR	1,680	57,557
Desarrolladora Homex SA de CV, ADR *	1,560	55,115
Wal-Mart de Mexico SA de CV, ADR	1,600	41,792
		154,464
Netherlands — 1.6%
Qiagen N.V.*	4,065	60,609

Norway — 2.5%
Statoil ASA, ADR	3,385	96,405

South Africa — 2.0%
Sasol Ltd., ADR	2,070	78,308

Sweden — 2.7%
Telefonaktiebolaget LM Ericsson, ADR *	2,770	104,484

Switzerland — 6.8%
Roche Holding AG, ADR	1,635	123,279
UBS AG (Registered)	1,255	138,012
		261,291
Taiwan — 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,380	94,363

United Kingdom — 6.6%
BG Group plc, ADR	2,580	161,792
Tesco plc, ADR	5,205	92,388
		254,180
Total Common Stocks
(Cost — $2,632,347)		3,615,082

	Principal Amount
Short-Term Securities — 7.7%
Repurchase Agreement ** — 7.7%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $299,192
(Cost — $299,081)	$299,081	299,081
Total Investments — 101.4%
(Cost — $2,931,428)		3,914,163
Other Liabilities in Excess of Assets — (1.4)%		(55,275)
Net Assets — 100.0%		$3,858,888

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR-American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Lord Abbett Government Securities Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Ratings	Amount	Value

U.S. Government Securities — 107.6%
U.S. Government Agency — 1.1%
Federal National Mortgage Assn.
6.63% due 11/15/10 (d)	AAA	$88,000	$93,234

U.S. Government Agencies — Collateralized Mortgage Obligations — 3.8%
Federal Home Loan Mortgage Corp.
7.50% due 06/15/06	AAA	8,434	8,417
4.00% due 05/15/18	AAA	13,923	13,846
5.15% due 05/15/29 (b)	AAA	24,112	24,094
Federal National Mortgage Assn., (b)(d)
5.34% due 08/25/07	AAA	41,766	41,842
4.20% due 05/25/08	AAA	29,796	29,411
5.66% due 10/25/08	AAA	113,620	114,296
5.28% due 03/25/09	AAA	82,004	82,215
			314,121

U.S. Government Agencies — Mortgage Backed Securities — 80.7%
Federal Home Loan Mortgage Corp.
6.00% due 06/01/08 (d)	AAA	14,593	14,629
5.50% due 09/01/18 (d)	AAA	121,455	120,722
5.50% due 07/01/19 (d)	AAA	11,770	11,694
5.50% due 04/15/20 TBA (c)	AAA	345,000	342,628
5.50% due 10/01/20	AAA	80,000	79,480
5.50% due 02/01/21	AAA	54,807	54,447
5.50% due 03/01/21	AAA	135,000	134,113
7.00% due 03/01/32	AAA	34,441	35,491
6.50% due 08/01/32	AAA	2,333	2,383
7.00% due 11/01/32	AAA	41,706	42,953
4.20% due 01/01/34 (b)	AAA	114,682	111,719
4.34% due 02/01/35 (b)(d)	AAA	57,140	56,515
5.50% due 03/01/36	AAA	380,000	371,054
5.50% due 04/15/36 TBA (c)	AAA	445,000	434,431
Federal National Mortgage Assn.
5.16% due 04/01/15	AAA	60,000	58,611
4.74% due 04/01/15	AAA	120,000	114,184
5.50% due 04/01/17	AAA	17,976	17,885
6.50% due 07/01/30	AAA	109,596	112,370
3.88% due 11/01/34 (b)(d)	AAA	36,014	35,500
5.50% due 11/01/34 (d)	AAA	164,259	160,572
4.50% due 12/01/34 (b)(d)	AAA	51,435	50,334
5.50% due 02/01/35 (d)	AAA	207,207	202,557
5.50% due 03/01/35 (d)	AAA	194,133	189,552
6.50% due 05/25/35 TBA (c)	AAA	55,000	56,031
4.58% due 06/01/35 (b)(d)	AAA	113,423	111,227
4.55% due 07/01/35 (b)(d)	AAA	76,473	75,591
5.50% due 07/01/35 (d)	AAA	120,388	117,548
5.50% due 10/01/35 (d)	AAA	370,934	362,181
6.00% due 03/01/36 (d)	AAA	330,000	330,000
5.50% due 04/25/36 TBA (c)	AAA	2,735,000	2,669,191
Government National Mortgage Assn.
7.00% due 02/15/31	AAA	1,974	2,059
5.50% due 04/15/36 TBA (c)	AAA	300,000	297,000
			6,774,652

U.S. Government Treasuries — 22.0%
U.S. Treasury Bond
5.25% due 02/15/29	AAA	254,000	260,807
U.S. Treasury Notes
4.38% due 12/15/10	AAA	254,000	249,148
5.00% due 08/15/11 (d)	AAA	155,000	156,362
4.88% due 02/15/12 (d)	AAA	1,093,000	1,094,707
4.25% due 08/15/13	AAA	56,000	53,861
U.S. Treasury Strips (a)(d)
5.08% due 11/15/27	AAA	100,000	33,810
			1,848,695

Total U.S. Government Securities
(Cost — $9,149,468)			9,030,702

Short-Term Securities — 33.7%
Discount Note — 17.8%
Federal Home Loan Bank
4.58% due 04/05/06 (a)		1,500,000	1,499,046

Repurchase Agreement * — 15.9%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $1,334,555		1,334,058	1,334,058

Total Short—Term Securities
(Cost — $2,833,295)	2,833,104
Total Investments — 141.3%
(Cost — $11,982,763)	11,863,806
Other Liabilities in Excess of Assets — (41.3)%	(3,470,414)
Net Assets — 100.0%	$8,393,392

*                 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)       Zero coupon security — rate disclosed is the market yield as of March 31, 2006.

(b)       Floating rate security - rate disclosed is as of March 31, 2006.

(c)        Dollar roll transaction.

(d)       All or a portion of the security has been segregated to meet the Portfolio’s obligation for delayed delivery securities.

Glossary:

TBA-Security is subject to delayed delivery.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/MLIM Fixed-Income Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments — 98.0%
Consumer Discretionary — 3.0%
Multiline Retail — 3.0%
Target Corp.
5.88% due 03/01/12	A+	$350,000	$358,511

Financials — 12.1%
Capital Markets — 2.0%
Goldman Sachs Group, Inc.
4.13% due 01/15/08	A+	250,000	245,086

Consumer Finance — 4.1%
American General Finance Corp.
5.38% due 10/01/12	A+	250,000	245,240
HSBC Finance Corp.
5.88% due 02/01/09	A	250,000	253,478
			498,718
Diversified Financial Services — 6.0%
Citigroup, Inc.
4.88% due 05/07/15	A+	375,000	355,077
JPMorgan Chase & Co.
5.13% due 09/15/14	A	375,000	360,450
			715,527
Total Financials			1,459,331

Industrials — 2.6%
Industrial Conglomerates — 2.6%
General Electric Co.
5.00% due 02/01/13	AAA	325,000	316,128

Information Technology — 3.0%
Computers & Peripherals — 3.0%
International Business Machines Corp.
4.75% due 11/29/12	A+	375,000	361,981

Materials — 2.5%
Metals & Mining — 2.5%
Alcoa, Inc.
5.38% due 01/15/13	A-	300,000	296,409

U.S. Government Securities — 74.8%
U.S. Government Agencies — 48.2%
Federal Home Loan Mortgage Corp.
5.13% due 07/15/12	AAA	350,000	348,897
5.50% due 12/01/17	AAA	171,510	170,522
Federal National Mortgage Assn.
6.63% due 10/15/07	AAA	240,000	245,303
3.25% due 01/15/08	AAA	375,000	363,442
5.25% due 01/15/09	AAA	350,000	351,396
6.50% due 06/01/16	AAA	15,709	16,085
6.50% due 06/01/17	AAA	5,798	5,937

6.00% due 07/01/17	AAA	13,653	13,843
6.00% due 09/01/17	AAA	107,508	109,003
5.50% due 11/01/17	AAA	278,928	277,518
5.00% due 02/01/18	AAA	223,373	218,214
5.00% due 11/01/18	AAA	637,076	622,363
5.50% due 02/01/19	AAA	290,649	289,304
5.50% due 10/01/19	AAA	349,272	347,271
7.00% due 05/01/32	AAA	164,341	169,297
6.00% due 11/01/32	AAA	68,365	68,429
6.00% due 01/01/33	AAA	209,481	209,678
6.00% due 03/01/33	AAA	163,076	163,229
6.00% due 11/01/33	AAA	463,162	463,410
5.00% due 04/01/36	AAA	1,000,000	952,083
Government National Mortgage Assn.
5.00% due 11/15/18	AAA	372,969	366,982
7.00% due 07/15/32	AAA	14,221	14,830
			5,787,036
U.S. Government Treasuries — 26.6%
U.S. Treasury Bond
5.25% due 11/15/28	AAA	235,000	241,297
U.S. Treasury Notes
4.38% due 05/15/07	AAA	450,000	447,574
4.75% due 11/15/08	AAA	500,000	498,946
4.00% due 04/15/10	AAA	600,000	581,836
4.00% due 11/15/12	AAA	700,000	666,258
4.25% due 11/15/14	AAA	800,000	764,625
			3,200,536
Total U.S. Government Securities			8,987,572

Total Fixed Income Investments
(Cost — $12,228,169)			11,779,932

Total Investments — 98.0%
(Cost — $12,228,169)			11,779,932
Other Assets Less Liabilities — 2.0%			237,666
Net Assets — 100%			$12,017,598

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Lord Abbett Affiliated Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.3%
Consumer Discretionary — 3.1%
Automobiles — 0.5%
Harley-Davidson, Inc.	100	$5,188
Honda Motor Co., Ltd., ADR	6,300	195,048
		200,236
Internet & Catalog Retail — 0.5%
IAC/InterActiveCorp. *	6,750	198,923

Media — 1.9%
Comcast Corp. (Class A Non-Voting) *	18,144	473,921
Tribune Co.	10,047	275,589
		749,510
Multiline Retail — 0.2%
Federated Department Stores, Inc.	800	58,400
Total Consumer Discretionary		1,207,069

Consumer Staples — 16.1%
Beverages — 3.7%
Coca-Cola Co. (The)	7,100	297,277
Coca-Cola Enterprises, Inc.	3,200	65,088
Diageo plc, ADR	8,804	558,438
PepsiCo, Inc.	8,897	514,157
		1,434,960
Food & Staples Retailing — 3.0%
Kroger Co. (The) *	33,200	675,952
Safeway, Inc.	1,700	42,704
Wal-Mart Stores, Inc.	9,800	462,952
		1,181,608
Food Products — 3.9%
Campbell Soup Co.	18,000	583,200
General Mills, Inc.	2,200	111,496
Kraft Foods, Inc. (Class A)	27,034	819,401
		1,514,097
Household Products — 5.5%
Clorox Co.	6,100	365,085
Kimberly-Clark Corp.	8,600	497,080
Procter & Gamble Co.	22,147	1,276,110
		2,138,275
Total Consumer Staples		6,268,940

Energy — 8.4%
Energy Equipment & Services — 3.3%
Baker Hughes, Inc.	5,597	382,835
Schlumberger Ltd.	7,077	895,736
		1,278,571
Oil & Gas — 5.1%
El Paso Corp.	19,600	236,180
Exxon Mobil Corp.	29,244	1,779,790
		2,015,970
Total Energy		3,294,541

Financials — 13.6%
Capital Markets — 2.2%
Bank of New York Co., Inc. (The)	19,544	704,366
Morgan Stanley	2,759	173,320
		877,686
Commercial Banks — 2.4%
Bank of America Corp.	12,596	573,622
Marshall & Ilsley Corp.	3,200	139,456
PNC Financial Services Group, Inc.	2,700	181,737
SunTrust Banks, Inc.	500	36,380
		931,195
Diversified Financial Services — 4.1%
Citigroup, Inc.	12,924	610,400
JPMorgan Chase & Co.	17,753	739,235
Mitsubishi UFJ Financial Group, Inc., ADR	16,500	250,965
		1,600,600

Insurance — 4.0%
ACE Ltd.	4,600	239,246
Aflac, Inc.	8,700	392,631
American International Group, Inc.	7,759	512,793
Hartford Financial Services Group, Inc.	1,515	122,033
XL Capital Ltd. (Class A)	4,400	282,084
		1,548,787
Thrifts & Mortgage Finance — 0.9%
Federal Home Loan Mortgage Corp.	2,900	176,900
Federal National Mortgage Assn.	3,500	179,900
		356,800
Total Financials		5,315,068

Health Care — 16.8%
Biotechnology — 0.7%
MedImmune, Inc. *	7,400	270,692

Health Care Equipment & Supplies — 3.0%
Baxter International, Inc.	14,818	575,087
Boston Scientific Corp. *	10,000	230,500
Medtronic, Inc.	7,100	360,325
		1,165,912
Pharmaceuticals — 13.1%
Abbott Laboratories	900	38,223
AstraZeneca plc, ADR	2,200	110,506
Eli Lilly & Co.	1,900	105,070
GlaxoSmithKline plc, ADR	10,300	538,793
Johnson & Johnson	5,700	337,554
Merck & Co., Inc.	6,801	239,599
Novartis AG, ADR	16,822	932,611
Pfizer, Inc.	36,700	914,564
Sanofi-Aventis, ADR	4,900	232,505
Schering-Plough Corp.	12,222	232,096
Teva Pharmaceutical Industries Ltd., ADR	9,800	403,564
Wyeth	20,994	1,018,629
		5,103,714
Total Health Care		6,540,318

Industrials — 16.3%
Aerospace & Defense — 3.8%
Boeing Co. (The)	2,000	155,860
General Dynamics Corp.	4,800	307,104
Honeywell International, Inc.	5,300	226,681
Lockheed Martin Corp.	1,100	82,643
Northrop Grumman Corp.	2,500	170,725
Raytheon Co.	12,000	550,080
		1,493,093
Commercial Services & Supplies — 1.4%
Waste Management, Inc.	14,966	528,300

Construction & Engineering — 1.1%
Fluor Corp.	4,900	420,420

Electrical Equipment — 2.1%
Emerson Electric Co.	9,867	825,177

Industrial Conglomerates — 1.7%
General Electric Co.	19,300	671,254

Machinery — 4.9%
Caterpillar, Inc.	7,942	570,315
Deere & Co.	4,206	332,484
Dover Corp.	700	33,992
Eaton Corp.	2,552	186,220
Pall Corp.	5,000	155,950
Parker Hannifin Corp.	7,613	613,684
		1,892,645
Road & Rail — 1.3%
Union Pacific Corp.	5,446	508,384
Total Industrials		6,339,273

Information Technology — 7.8%
Communications Equipment — 1.2%
Motorola, Inc.	20,373	466,746

Computers & Peripherals — 2.1%
Hewlett-Packard Co.	16,800	552,720
Sun Microsystems, Inc. *	48,400	248,292
		801,012
IT Services — 2.5%
Automatic Data Processing, Inc.	15,000	685,200
Electronic Data Systems Corp.	11,400	305,862
		991,062
Software — 2.0%
Microsoft Corp.	28,300	770,043
Total Information Technology		3,028,863

Materials — 7.3%
Chemicals — 2.1%
Monsanto Co.	4,536	384,426
Praxair, Inc.	7,608	419,581
		804,007
Metals & Mining — 3.3%
Barrick Gold Corp.	18,200	495,768
Newmont Mining Corp.	15,259	791,790
		1,287,558
Paper & Forest Products — 1.9%
International Paper Co.	21,778	752,865
Total Materials		2,844,430

Telecommunication Services — 4.4%
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	28,087	759,472
BellSouth Corp.	10,900	377,685
Sprint Nextel Corp.	6,500	167,960
Verizon Communications, Inc.	11,662	397,208
Total Telecommunication Services		1,702,325

Utilities — 2.5%
Electric Utilities — 2.5%
Ameren Corp.	1,900	94,658
Dominion Resources, Inc.	1,400	96,642
Exelon Corp.	900	47,610
PG&E Corp.	7,600	295,640
PPL Corp.	300	8,820
Progress Energy, Inc.	4,588	201,780
Southern Co. (The)	6,800	222,836
Total Utilities		967,986

Total Common Stocks
(Cost — $33,029,377)		37,508,813

Investment Companies — 1.4%
iShares MSCI Japan Index Fund
(Cost — $426,928)	38,100	548,640

	Principal Amount
Short-Term Securities — 1.9%
Repurchase Agreement ** — 1.9%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $714,001
(Cost — $713,735)	$713,735	713,735
Total Investments — 99.6%
(Cost — $34,170,040)		38,771,188
Other Assets Less Liabilities — 0.4%		174,417
Net Assets 100.0%		$38,945,605

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR-American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Allianz CCM Capital Appreciation Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.4%
Consumer Discretionary — 11.2%
Hotels, Restaurants & Leisure — 5.0%
International Game Technology	59,540	$2,096,999
Marriott International, Inc. (Class A)	31,750	2,178,050
Starbucks Corp. *	61,150	2,301,686
Starwood Hotels & Resorts Worldwide, Inc.	33,160	2,245,927
		8,822,662
Household Durables — 1.5%
Harman International Industries, Inc.	23,080	2,564,880

Leisure Equipment & Products — 1.2%
Mattel, Inc.	120,410	2,183,033

Multiline Retail — 1.2%
Nordstrom, Inc.	51,550	2,019,729

Specialty Retail — 1.2%
Abercrombie & Fitch Co.	35,290	2,057,407

Textiles, Apparel & Luxury Goods — 1.1%
Nike, Inc. (Class B)	23,690	2,016,019
Total Consumer Discretionary		19,663,730

Consumer Staples — 2.4%
Beverages — 1.2%
PepsiCo, Inc.	37,350	2,158,457

Household Products — 1.2%
Procter & Gamble Co.	37,300	2,149,226
Total Consumer Staples		4,307,683

Energy — 8.7%
Energy Equipment & Services — 5.1%
Baker Hughes, Inc.	30,900	2,113,560
Halliburton Co.	29,000	2,117,580
Noble Corp.	26,060	2,113,466
Schlumberger Ltd.	20,730	2,623,796
		8,968,402
Oil & Gas — 3.6%
Apache Corp.	31,860	2,087,149
Marathon Oil Corp.	26,260	2,000,224
Valero Energy Corp.	37,750	2,256,695
		6,344,068
Total Energy		15,312,470

Financials — 9.1%
Capital Markets — 5.2%
Ameriprise Financial, Inc.	48,760	2,197,126
Franklin Resources, Inc.	21,090	1,987,522
Goldman Sachs Group, Inc.	16,500	2,589,840
Lehman Brothers Holdings, Inc.	16,020	2,315,370
		9,089,858
Commercial Banks — 1.3%
PNC Financial Services Group, Inc.	34,450	2,318,829

Diversified Financial Services — 1.2%
CIT Group, Inc.	40,310	2,157,391

Insurance — 1.4%
Aon Corp.	51,550	2,139,841
MetLife, Inc.	4,020	194,447
		2,334,288
Total Financials		15,900,366

Health Care — 13.5%
Biotechnology — 3.6%
Biogen Idec, Inc. *	42,550	2,004,105
Genzyme Corp. *	30,720	2,064,999
Gilead Sciences, Inc. *	35,810	2,228,098
		6,297,202

Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	54,640	2,120,578
Becton Dickinson & Co.	33,210	2,045,072
		4,165,650
Health Care Providers & Services — 3.7%
AmerisourceBergen Corp.	48,820	2,356,541
Express Scripts, Inc. *	22,760	2,000,604
WellPoint, Inc. *	28,000	2,168,040
		6,525,185
Pharmaceuticals — 3.8%
Allergan, Inc.	22,860	2,480,310
Eli Lilly & Co.	39,650	2,192,645
Merck & Co., Inc.	59,790	2,106,402
		6,779,357
Total Health Care		23,767,394

Industrials — 20.4%
Aerospace & Defense — 2.9%
Boeing Co. (The)	37,020	2,884,968
Lockheed Martin Corp.	30,430	2,286,206
		5,171,174
Airlines — 1.2%
Southwest Airlines Co.	120,310	2,164,377

Commercial Services & Supplies — 4.0%
Monster Worldwide, Inc. *	50,630	2,524,412
Robert Half International, Inc.	59,700	2,305,017
Waste Management, Inc.	61,000	2,153,300
		6,982,729
Construction & Engineering — 1.3%
Jacobs Engineering Group, Inc.*	25,370	2,200,594

Electrical Equipment — 4.1%
Cooper Industries Ltd. (Class A)	26,560	2,308,064
Emerson Electric Co.	27,580	2,306,515
Rockwell Automation, Inc.	35,060	2,521,165
		7,135,744
Industrial Conglomerates — 1.4%
Textron, Inc.	26,370	2,462,694

Machinery — 2.8%
Caterpillar, Inc.	36,490	2,620,347
Joy Global, Inc.	37,030	2,213,283
		4,833,630
Road & Rail — 2.7%
Burlington Northern Santa Fe Corp.	30,020	2,501,567
Union Pacific Corp.	24,260	2,264,671
		4,766,238
Total Industrials		35,717,180

Information Technology — 19.1%
Communications Equipment — 6.4%
Cisco Systems, Inc. *	97,690	2,116,942
Corning, Inc. *	86,280	2,321,795
Harris Corp.	44,770	2,117,173
Motorola, Inc.	96,240	2,204,859
QUALCOMM, Inc.	49,660	2,513,293
		11,274,062
Computers & Peripherals — 3.7%
Apple Computer, Inc. *	32,320	2,027,110
Hewlett-Packard Co.	69,490	2,286,221
International Business Machines Corp.	25,340	2,089,790
		6,403,121
IT Services — 0.4%
Iron Mountain, Inc. *	15,470	630,248

Semiconductors & Semiconductor Equipment — 5.7%
Applied Materials, Inc.	115,330	2,019,428
Broadcom Corp. (Class A) *	43,635	1,883,287
Lam Research Corp. *	42,290	1,818,470
National Semiconductor Corp.	77,800	2,165,952
Texas Instruments, Inc.	66,150	2,147,890
		10,035,027

Software — 2.9%
Adobe Systems, Inc. *	47,960	1,674,763
Citrix Systems, Inc. *	47,730	1,808,967
Microsoft Corp.	60,870	1,656,273
		5,140,003
Total Information Technology		33,482,461

Materials — 7.9%
Chemicals — 2.5%
Monsanto Co.	25,950	2,199,262
Rohm & Haas Co.	44,240	2,162,009
		4,361,271
Construction Materials — 1.4%
Vulcan Materials Co.	28,710	2,487,722

Metals & Mining — 4.0%
Freeport-McMoRan Copper & Gold, Inc. (Class B)	39,060	2,334,616
Peabody Energy Corp.	49,040	2,472,107
Phelps Dodge Corp.	27,480	2,212,964
		7,019,687
Total Materials		13,868,680

Telecommunication Services — 3.8%
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	73,850	1,996,904

Wireless Telecommunication Services — 2.7%
American Tower Corp. (Class A) *	75,630	2,293,102
NII Holdings, Inc. *	40,080	2,363,517
		4,656,619
Total Telecommunication Services		6,653,523

Utilities — 2.3%
Electric Utilities — 1.1%
TXU Corp.	42,860	1,918,414

Multi-Utilities & Unregulated Power — 1.2%
Duke Energy Corp. *	70,350	2,050,702
Total Utilities		3,969,116

Total Common Stocks
(Cost — $148,152,399)		172,642,603

	Principal Amount
Short-Term Securities — 1.1%
Repurchase Agreement ** — 1.1%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $1,872,728
(Cost — $1,872,031)	$1,872,031	1,872,031
Total Investments — 99.5%
(Cost — $150,024,430)		174,514,634
Other Assets Less Liabilities — 0.5%		904,531
Net Assets — 100.0%		$175,419,165

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Lord Abbett Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 91.8%
Consumer Discretionary — 19.1%
Distributors — 1.9%
Genuine Parts Co.	72,400	$3,173,292

Hotels, Restaurants & Leisure — 2.6%
Brinker International, Inc.	70,200	2,965,950
Outback Steakhouse, Inc.	17,000	748,000
Yum! Brands, Inc.	15,400	752,444
		4,466,394
Household Durables — 4.3%
American Greetings Corp. (Class A)	78,300	1,692,846
Newell Rubbermaid, Inc.	75,300	1,896,807
Snap-On, Inc.	69,900	2,664,588
Tupperware Brands Corp.	57,100	1,175,689
		7,429,930
Media — 5.9%
Clear Channel Communications, Inc.	88,300	2,561,583
Interpublic Group of Cos., Inc. *	334,891	3,201,558
R.H. Donnelley Corp. *	52,500	3,057,075
Westwood One, Inc.	123,200	1,360,128
		10,180,344
Multiline Retail — 1.5%
Federated Department Stores, Inc.	36,358	2,654,134

Specialty Retail — 2.9%
Foot Locker, Inc.	120,900	2,887,092
OfficeMax, Inc.	69,700	2,102,849
		4,989,941
Total Consumer Discretionary		32,894,035

Consumer Staples — 2.0%
Food & Staples Retailing — 2.0%
Kroger Co. (The) *	81,000	1,649,160
Safeway, Inc.	69,200	1,738,304
Total Consumer Staples		3,387,464

Energy — 5.7%
Energy Equipment & Services — 4.0%
GlobalSantaFe Corp.	60,200	3,657,150
Halliburton Co.	44,100	3,220,182
		6,877,332
Oil & Gas — 1.7%
EOG Resources, Inc.	40,700	2,930,400
Total Energy		9,807,732

Financials — 11.5%
Insurance — 9.1%
ACE Ltd.	29,100	1,513,491
Conseco, Inc. *	102,200	2,536,604
Everest Re Group Ltd.	19,400	1,811,378
Genworth Financial, Inc.	60,000	2,005,800
PartnerRe Ltd.	47,300	2,936,857
SAFECO Corp.	40,500	2,033,505
XL Capital Ltd. (Class A)	42,500	2,724,675
		15,562,310
Real Estate — 1.7%
Host Marriott Corp.	139,600	2,987,440

Thrifts & Mortgage Finance — 0.7%
PMI Group, Inc. (The)	27,000	1,239,840
Total Financials		19,789,590

Health Care — 6.5%
Health Care Equipment & Supplies — 1.7%
Bausch & Lomb, Inc.	45,700	2,911,090

Health Care Providers & Services — 1.1%
Aetna, Inc.	38,200	1,877,148

Pharmaceuticals — 3.7%
King Pharmaceuticals, Inc. *	177,800	3,067,050
Mylan Laboratories, Inc.	138,350	3,237,390
		6,304,440
Total Health Care		11,092,678

Industrials — 9.5%
Commercial Services & Supplies — 2.4%
Allied Waste Industries, Inc. *	45,400	555,696
R.R. Donnelley & Sons Co.	107,905	3,530,652
		4,086,348
Electrical Equipment — 1.6%
Hubbell, Inc. (Class B)	54,300	2,783,418

Machinery — 3.9%
CNH Global NV	31,520	812,585
Cummins, Inc.	25,300	2,659,030
Timken Co.	102,100	3,294,767
		6,766,382
Trading Companies & Distributors — 1.6%
W.W. Grainger, Inc.	35,600	2,682,460
Total Industrials		16,318,608

Information Technology — 12.2%
Communications Equipment — 5.3%
ADC Telecommunications, Inc. *	90,600	2,318,454
Avaya, Inc. *	207,900	2,349,270
JDS Uniphase Corp. *	482,300	2,011,191
Tellabs, Inc. *	152,600	2,426,340
		9,105,255
IT Services — 2.3%
Sabre Holdings Corp. (Class A)	164,300	3,865,979

Software — 4.6%
Cadence Design Systems, Inc. *	181,800	3,361,482
McAfee, Inc. *	115,100	2,800,383
Sybase, Inc. *	82,900	1,750,848
		7,912,713
Total Information Technology		20,883,947

Materials — 14.5%
Chemicals — 7.3%
Chemtura Corp.	193,100	2,274,718
Eastman Chemical Co.	75,300	3,853,854
Monsanto Co.	28,200	2,389,950
Mosiac Co. (The) *	175,600	2,519,860
Potash Corp. of Saskatchewan, Inc.	16,826	1,482,202
		12,520,584
Containers & Packaging — 4.2%
Ball Corp.	73,900	3,239,037
Pactiv Corp. *	164,400	4,034,376
		7,273,413
Paper & Forest Products — 3.0%
Bowater, Inc.	74,400	2,200,752
MeadWestvaco Corp.	106,300	2,903,053
		5,103,805
Total Materials		24,897,802

Telecommunication Services — 3.8%
Diversified Telecommunication Services — 3.8%
CenturyTel, Inc.	52,400	2,049,888
PanAmSat Holding Corp.	37,200	923,304
Qwest Communications International, Inc. *	520,900	3,542,120
Total Telecommunication Services		6,515,312

Utilities — 7.0%
Electric Utilities — 3.7%
Ameren Corp.	61,000	3,039,020
Northeast Utilities	126,800	2,476,404
Puget Energy, Inc.	45,300	959,454
		6,474,878
Gas Utilities — 1.9%
NiSource, Inc.	122,300	2,472,906
Southwest Gas Corp.	29,200	816,140
		3,289,046

Multi-Utilities & Unregulated Power — 1.4%
CMS Energy Corp. *	181,700	2,353,015
Total Utilities		12,116,939

Total Common Stocks
(Cost — $122,825,578)		157,704,107

	Principal Amount
Short-Term Securities — 2.1%
Repurchase Agreement ** — 2.1%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $3,606,238
(Cost — $3,604,895)	$3,604,895	3,604,895
Total Investments — 93.9%
(Cost — $126,430,473)		161,309,002
Other Assets Less Liabilities — 6.1%		10,402,038
Net Assets 100.0%		$171,711,040

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Seligman Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.0%
Consumer Discretionary — 15.5%
Auto Components — 2.1%
BorgWarner, Inc.	11,100	$666,444
Gentex Corp.	37,100	647,766
		1,314,210
Hotels, Restaurants & Leisure — 3.0%
International Game Technology	13,500	475,470
Outback Steakhouse, Inc.	14,200	624,800
Sonic Corp. *	23,800	836,094
		1,936,364
Household Durables — 1.2%
Fortune Brands, Inc.	9,700	782,111

Multiline Retail — 2.0%
Family Dollar Stores, Inc.	49,100	1,306,060

Specialty Retail — 7.2%
Bed Bath & Beyond, Inc. *	42,100	1,616,640
Chico’s FAS, Inc. *	11,280	458,419
Guitar Center, Inc. *	17,100	815,670
Limited Brands, Inc.	36,400	890,344
TJX Cos., Inc.	13,700	340,034
Tractor Supply Co. *	6,700	444,478
		4,565,585
Total Consumer Discretionary		9,904,330

Consumer Staples — 6.8%
Food & Staples Retailing — 0.5%
Whole Foods Market, Inc.	4,800	318,912

Food Products — 1.7%
Dean Foods Co. *	16,500	640,695
McCormick & Co., Inc.	12,600	426,636
		1,067,331
Personal Products — 4.6%
Chattem, Inc. *	16,400	617,460
Elizabeth Arden, Inc. *	19,700	459,404
NBTY, Inc. *	82,600	1,860,152
		2,937,016
Total Consumer Staples		4,323,259

Energy — 5.6%
Energy Equipment & Services — 2.0%
BJ Services Co.	17,800	615,880
Smith International, Inc.	16,600	646,736
		1,262,616
Oil & Gas — 3.6%
EOG Resources, Inc.	9,800	705,600
Kinder Morgan, Inc.	3,300	303,567
Noble Energy, Inc.	14,900	654,408
Patterson-UTI Energy, Inc.	9,200	294,032
Sunoco, Inc.	4,700	364,579
		2,322,186
Total Energy		3,584,802

Financials — 7.6%
Capital Markets — 3.3%
Legg Mason, Inc.	3,800	476,254
Northern Trust Corp.	15,000	787,500
T. Rowe Price Group, Inc.	10,300	805,563
		2,069,317
Commercial Banks — 0.7%
Synovus Financial Corp.	15,800	428,022

Diversified Financial Services — 1.7%
Chicago Mercantile Exchange Holdings, Inc.	1,200	537,000
Moody’s Corp.	7,400	528,804
		1,065,804

Insurance — 1.4%
Arch Capital Group Ltd. *	6,000	346,440
Philadelphia Consolidated Holding Corp. *	7,500	256,050
RLI Corp.	5,500	315,150
		917,640
Thrifts & Mortgage Finance — 0.5%
Hudson City Bancorp, Inc.	25,600	340,224
Total Financials		4,821,007

Health Care — 17.1%
Biotechnology — 3.8%
BioMarin Pharmaceticals, Inc. *	13,300	178,486
Celgene Corp. *	18,400	813,648
Enzon Pharmaceuticals, Inc. *	22,400	181,440
Illumina, Inc. *	7,700	182,875
Invitrogen Corp. *	3,800	266,494
Martek Biosciences Corp. *	7,900	259,357
MedImmune, Inc. *	14,055	514,132
		2,396,432
Health Care Equipment & Supplies — 3.7%
Cooper Cos., Inc. (The)	6,100	329,583
Given Imaging Ltd. *	7,000	161,700
Nektar Therapeutics, Inc. *	6,700	136,546
Patterson Cos., Inc. *	13,600	478,720
Quidel Corp. *	13,600	175,032
SonoSite, Inc. *	6,700	272,288
Varian Medical Systems, Inc. *	6,100	342,576
Waters Corp. *	11,000	474,650
		2,371,095
Health Care Providers & Services — 5.2%
Covance, Inc. *	7,500	440,625
Coventry Health Care, Inc. *	3,350	180,833
Eclipsys Corp. *	13,200	311,652
Express Scripts, Inc. *	7,100	624,090
IMS Health, Inc.	18,800	484,476
Laboratory Corp. of America Holdings *	2,500	146,200
McKesson Corp.	7,800	406,614
Nighthawk Radiology Holdings, Inc. *	6,300	150,507
Omnicell, Inc. *	13,700	156,043
Quest Diagnostics, Inc.	3,300	169,290
TriZetto Group, Inc. (The) *	15,400	270,886
		3,341,216
Pharmaceuticals — 4.4%
Allergan, Inc.	3,500	379,750
Conor Medsystems, Inc. *	11,500	338,100
Forest Laboratories, Inc. *	12,100	540,023
ImClone Systems, Inc. *	6,600	224,532
KV Pharmaceutical Co. (Class A) *	9,500	229,140
Mylan Laboratories, Inc.	13,400	313,560
OSI Pharmaceuticals, Inc. *	6,800	218,280
Penwest Pharmaceuticals Co. *	7,700	167,013
Sepracor, Inc. *	7,400	361,194
		2,771,592
Total Health Care		10,880,335

Industrials — 16.9%
Aerospace & Defense — 1.7%
Precision Castparts Corp.	7,600	451,440
Rockwell Collins, Inc.	11,600	653,660
		1,105,100
Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	3,500	302,365

Airlines — 1.1%
Southwest Airlines Co.	37,800	680,022

Commercial Services & Supplies — 8.9%
Allied Waste Industries, Inc. *	91,400	1,118,736
Avery Dennison Corp.	12,700	742,696
Cintas Corp.	33,200	1,414,984
Corrections Corp. of America *	19,200	867,840
Herman Miller, Inc.	46,600	1,510,306
		5,654,562
Construction & Engineering — 3.9%
Fluor Corp.	10,600	909,480
Jacobs Engineering Group, Inc. *	18,300	1,587,342
		2,496,822

Electrical Equipment — 0.8%
Rockwell Automation, Inc.	7,500	539,325
Total Industrials		10,778,196

Information Technology — 21.8%
Communications Equipment — 2.7%
ADC Telecommunications, Inc. *	29,400	752,346
JDS Uniphase Corp. *	84,600	352,782
Research In Motion Ltd. *	7,400	628,112
		1,733,240
Computers & Peripherals — 3.4%
Electronics for Imaging *	20,000	559,400
Network Appliance, Inc. *	10,800	389,124
SanDisk Corp. *	6,600	379,632
Seagate Technology, Inc *	31,500	829,395
		2,157,551
Electronic Equipment & Instruments — 3.3%
Agilent Technologies, Inc. *	21,900	822,345
Cogent, Inc. *	70,100	1,285,634
		2,107,979
Internet Software & Services — 0.4%
j2 Global Communications, Inc. *	5,600	263,200

IT Services — 3.7%
Cognizant Technology Solutions Corp., (Class A) *	10,400	618,696
Iron Mountain, Inc. *	10,900	444,066
Paychex, Inc.	15,800	658,228
Satyam Computer Services Ltd., ADR	15,000	656,400
		2,377,390
Semiconductors & Semiconductor Equipment — 4.2%
Agere Systems, Inc. *	86,900	1,306,976
Analog Devices, Inc.	8,100	310,149
Linear Technology Corp.	12,000	420,960
Vitesse Semiconductor Corp. *	100,100	358,358
Xilinx, Inc.	11,700	297,882
		2,694,325
Software — 4.1%
Activision, Inc. *	24,900	343,371
Amdocs Ltd. *	40,000	1,442,400
Autodesk, Inc. *	7,600	292,752
Cognos, Inc. *	13,500	525,150
		2,603,673
Total Information Technology		13,937,358

Materials — 3.7%
Chemicals — 0.7%
Airgas, Inc.	7,000	273,630
Senomyx, Inc. *	10,000	164,600
		438,230
Containers & Packaging — 2.4%
Pactiv Corp. *	26,100	640,494
Temple-Inland, Inc.	20,700	922,185
		1,562,679
Metals & Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc. (Class B)	6,300	376,551
Total Materials		2,377,460

Telecommunication Services — 0.9%
Wireless Telecommunication Services — 0.9%
NII Holdings, Inc. *	9,600	566,112

Utilities — 1.1%
Gas Utilities — 0.3%
Equitable Resources, Inc.	4,800	175,248

Multi-Utilities & Unregulated Power — 0.8%
AES Corp. (The) *	29,700	506,682
Total Utilities		681,930

Total Common Stocks
(Cost — $55,220,606)		61,854,789

	Principal Amount
Short-Term Securities — 3.7%
Repurchase Agreement ** — 3.7%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $2,344,251
(Cost — $2,343,378)	$2,343,378	2,343,378
Total Investments — 100.7%
(Cost — $57,563,984)		64,198,167
Other Liabilities in Excess of Assets — (0.7)%		(445,510)
Net Assets 100.0%		$63,752,657

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR-American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Allianz NFJ Small Cap Value Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 100.0%
Consumer Discretionary — 6.6%
Auto Components — 0.7%
ArvinMeritor, Inc.	52,100	$776,811

Hotels, Restaurants & Leisure — 2.1%
CKE Restaurants, Inc.	70,400	1,224,960
Intrawest Corp.	36,400	1,244,516
		2,469,476
Leisure Equipment & Products — 0.5%
Sturm Ruger & Co., Inc.	74,400	593,712

Specialty Retail — 0.7%
Cato Corp. (The) (Class A)	34,950	833,907

Textiles, Apparel & Luxury Goods — 2.6%
Brown Shoe Co., Inc.	20,600	1,081,088
Kellwood Co.	39,000	1,224,210
Russell Corp.	57,000	786,600
		3,091,898
Total Consumer Discretionary		7,765,804

Consumer Staples — 9.7%
Food & Staples Retailing — 2.1%
Ruddick Corp.	49,900	1,213,069
Weis Markets, Inc.	28,200	1,256,874
		2,469,943
Food Products — 5.6%
Chiquita Brands International, Inc.	60,100	1,007,877
Corn Products International, Inc.	41,700	1,233,069
Fresh Del Monte Produce, Inc.	55,200	1,167,480
Lancaster Colony Corp.	29,100	1,222,200
Pilgrim’s Pride Corp.	50,200	1,087,834
Sanderson Farms, Inc.	40,600	909,440
		6,627,900
Household Products — 1.1%
WD-40 Co.	42,200	1,301,870

Tobacco — 0.9%
Universal Corp.	28,000	1,029,560
Total Consumer Staples		11,429,273

Energy — 12.4%
Energy Equipment & Services — 1.3%
Tidewater, Inc.	26,300	1,452,549

Oil & Gas — 11.1%
Berry Petroleum Co. (Class A)	17,200	1,177,340
Cabot Oil & Gas Corp.	29,350	1,406,746
Holly Corp.	21,200	1,571,344
Penn Virginia Corp.	22,500	1,597,500
Range Resources Corp.	50,700	1,384,617
St. Mary Land & Exploration Co.	35,600	1,453,548
W&T Offshore, Inc.	38,600	1,555,966
Western Gas Resources, Inc.	27,700	1,336,525
Western Refining, Inc.	74,500	1,610,690
		13,094,276
Total Energy		14,546,825

Financials — 21.0%
Commercial Banks — 5.3%
Amcore Financial, Inc.	41,100	1,299,582
BancorpSouth, Inc.	49,900	1,198,099
Old National Bancorp	56,710	1,227,204
Provident Bancshares Corp.	34,900	1,272,105
Susquehanna Bancshares, Inc.	48,300	1,244,691
		6,241,681
Diversified Financial Services — 1.2%
Advance America Cash Advance Centers, Inc.	98,300	1,413,554

Insurance — 5.2%
AmerUs Group Co.	19,500	1,174,680
Delphi Financial Group, Inc. (Class A)	23,100	1,192,653
Infinity Property & Casualty Corp.	32,900	1,373,246
LandAmerica Financial Group, Inc.	16,900	1,146,665
Scottish Re Group Ltd.	51,800	1,285,158
		6,172,402
Real Estate — 8.2%
CBL & Associates Properties, Inc.	28,500	1,209,825
Equity One, Inc.	52,700	1,294,312
First Industrial Realty Trust, Inc.	28,200	1,203,858
Healthcare Realty Trust, Inc.	32,700	1,222,326
HRPT Properties Trust	103,800	1,218,612
Nationwide Health Properties, Inc.	54,200	1,165,300
New Plan Excel Realty Trust	48,300	1,252,902
Potlatch Corp.	24,300	1,041,012
		9,608,147
Thrifts & Mortgage Finance — 1.1%
Washington Federal, Inc.	51,520	1,246,784
Total Financials		24,682,568

Health Care — 5.3%
Health Care Equipment & Supplies — 4.3%
Arrow International, Inc.	40,900	1,336,203
Diagnostic Products Corp.	26,200	1,247,906
Invacare Corp.	38,200	1,186,492
West Pharmaceutical Services, Inc.	37,000	1,284,640
		5,055,241
Health Care Providers & Services — 1.0%
Owens & Minor, Inc.	37,500	1,228,875
Total Health Care		6,284,116

Industrials — 22.6%
Aerospace & Defense — 1.1%
Curtiss-Wright Corp.	19,700	1,304,140

Airlines — 1.0%
Skywest, Inc.	41,700	1,220,559

Building Products — 1.6%
Lennox International, Inc.	37,700	1,125,722
Universal Forest Products, Inc.	12,000	761,880
		1,887,602
Commercial Services & Supplies — 2.2%
Banta Corp.	24,900	1,294,302
Ennis, Inc.	65,600	1,279,200
		2,573,502
Electrical Equipment — 2.1%
Acuity Brands, Inc.	29,800	1,192,000
Regal-Beloit Corp.	28,900	1,221,603
		2,413,603
Machinery — 9.9%
Albany International Corp.	33,300	1,268,397
Barnes Group, Inc.	31,700	1,283,850
Briggs & Stratton Corp.	33,500	1,184,895
Crane Co.	31,100	1,275,411
Harsco Corp.	15,200	1,255,824
Kennametal, Inc.	21,600	1,320,624
Lincoln Electric Holdings, Inc.	26,500	1,430,735
Mueller Industries, Inc.	34,500	1,231,305
Valmont Industries, Inc.	33,100	1,391,524
		11,642,565
Marine — 2.9%
Frontline Ltd.	32,300	1,081,727
General Maritime Corp.	33,000	1,100,220
Ship Finance International Ltd.	1,615	27,714
Teekay Shipping Corp.	33,100	1,227,017
		3,436,678
Road & Rail — 1.8%
Arkansas Best Corp.	26,600	1,040,592
Werner Enterprises, Inc.	60,900	1,118,733
		2,159,325
Total Industrials		26,637,974

Information Technology — 1.1%
Electronic Equipment & Instruments — 1.1%
Landauer, Inc.	25,300	1,270,566

Materials — 11.5%
Chemicals — 4.2%
Lubrizol Corp.	28,800	1,234,080
Methanex Corp.	57,300	1,176,369
RPM International, Inc.	69,300	1,243,242
Sensient Technologies Corp.	67,000	1,209,350
		4,863,041
Containers & Packaging — 1.0%
Rock-Tenn Co. (Class A)	80,900	1,212,691

Metals & Mining — 6.3%
Agnico-Eagle Mines, Ltd.	57,100	1,738,695
Commercial Metals Co.	29,800	1,594,002
Compass Minerals International, Inc.	4,700	117,453
IAMGOLD Corp.	151,900	1,310,897
IPSCO, Inc.	14,800	1,540,532
Massey Energy Co.	31,700	1,143,419
		7,444,998
Total Materials		13,520,730

Utilities — 9.8%
Electric Utilities — 2.0%
Cleco Corp.	52,800	1,179,024
Duquesne Light Holdings, Inc.	67,600	1,115,400
		2,294,424
Gas Utilities — 6.9%
Atmos Energy Corp.	44,600	1,174,318
Energen Corp.	34,600	1,211,000
National Fuel Gas Co.	35,600	1,164,832
Peoples Energy Corp.	31,000	1,104,840
Southwest Gas Corp.	41,300	1,154,335
UGI Corp.	53,400	1,125,138
WGL Holdings, Inc.	37,700	1,146,834
		8,081,297
Multi-Utilities & Unregulated Power — 0.9%
Vectren Corp.	41,900	1,105,322
Total Utilities		11,481,043

Total Common Stocks
(Cost — $95,738,970)		117,618,899

	Principal Amount
Short-Term Securities — 4.7%
Repurchase Agreement * — 4.7%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $5,533,459
(Cost — $5,531,399)	$5,531,399	5,531,399
Total Investments — 104.7%
(Cost — $101,270,369)		123,150,298
Other Liabilities in Excess of Assets — (4.7)%		(5,505,624)
Net Assets — 100.0%		$117,644,674

*                 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/JP Morgan Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.0%
Consumer Discretionary — 19.7%
Hotels, Restaurants & Leisure — 4.9%
California Pizza Kitchen, Inc. *	26,150	$848,567
Gaylord Entertainment Co. *	14,650	664,817
Orient Express Hotels Ltd.	25,600	1,004,288
Red Robin Gourmet Burgers, Inc. *	10,600	500,320
Ruth’s Chris Steak House, Inc. *	31,150	741,682
WMS Industries, Inc. *	24,000	722,400
		4,482,074
Household Durables — 2.1%
Champion Enterprises, Inc. *	98,100	1,467,576
Interface, Inc. *	32,850	453,658
		1,921,234
Internet & Catalog Retail — 0.7%
Coldwater Creek, Inc. *	24,900	692,220

Leisure Equipment & Products — 2.7%
MarineMax, Inc.*	42,650	1,429,628
SCP Pool Corp.	22,450	1,053,129
		2,482,757
Media — 2.0%
Carmike Cinemas, Inc.	19,300	465,709
Lions Gate Entertainment Corp. *	131,150	1,331,173
		1,796,882
Specialty Retail — 5.4%
Aaron Rents, Inc.	43,400	1,179,178
Charming Shoppes, Inc. *	30,800	457,996
Children’s Place Retail Stores, Inc. (The) *	19,600	1,134,840
DSW, Inc. (Class A) *	16,350	512,082
GameStop Corp. (Class A) *	12,850	605,749
Too, Inc. *	32,250	1,107,787
		4,997,632
Textiles, Apparel & Luxury Goods — 1.9%
Carter’s, Inc. *	7,450	502,801
Skechers U.S.A., Inc. *	9,300	231,849
Volcom, Inc. *	28,300	1,005,499
		1,740,149
Total Consumer Discretionary		18,112,948

Consumer Staples — 1.3%
Food & Staples Retailing — 1.3%
Casey’s General Stores, Inc.	51,700	1,182,379

Energy — 7.4%
Energy Equipment & Services — 3.4%
Hornbeck Offshore Services, Inc. *	38,293	1,381,229
Superior Energy Services, Inc. *	26,950	721,991
Universal Compression Holdings, Inc. *	19,450	985,531
		3,088,751
Oil & Gas — 4.0%
Brigham Exploration Co.*	146,900	1,286,844
Newfield Exploration Co. *	20,500	858,950
Pioneer Drilling Co. *	44,950	738,528
Western Refining, Inc.	39,100	845,342
		3,729,664
Total Energy		6,818,415

Financials — 9.0%
Capital Markets — 2.6%
Affiliated Managers Group *	14,950	1,593,820
Investment Technology Group, Inc. *	15,200	756,960
		2,350,780
Commercial Banks — 2.5%
Columbia Banking System, Inc.	21,558	721,331
East-West Bancorp, Inc.	27,735	1,069,184
Preferred Bank/Los Angeles CA	2,900	146,421
West Coast Bancorp/Oregon	14,292	399,461
		2,336,397

Diversified Financial Services — 2.1%
Clayton Holdings, Inc. *	28,500	600,780
Marlin Business Services, Inc. *	51,150	1,130,415
Services Acquisition Corp. *	23,550	240,681
		1,971,876
Insurance — 1.3%
James River Group, Inc. *	8,908	239,803
ProAssurance Corp. *	18,400	956,800
		1,196,603
Real Estate — 0.5%
Resource Capital Corp.	32,800	451,984
Total Financials		8,307,640

Health Care — 19.5%
Biotechnology — 4.3%
Illumina, Inc. *	44,550	1,058,062
Keryx Biopharmaceuticals, Inc. *	15,000	286,650
LifeCell Corp. *	10,400	234,520
Myogen, Inc. *	9,900	358,677
Myriad Genetics, Inc. *	35,350	922,282
Renovis, Inc. *	21,200	451,984
Telik, Inc. *	17,550	339,768
United Therapeutics Corp. *	4,650	308,202
		3,960,145
Health Care Equipment & Supplies — 4.6%
ArthroCare Corp. *	19,700	942,054
DJ Orthopedics, Inc. *	35,050	1,393,588
Intuitive Surgical, Inc. *	2,800	330,400
Mentor Corp.	15,100	684,181
Nektar Therapeutics, Inc. *	40,650	828,447
		4,178,670
Health Care Providers & Services — 6.8%
Chemed Corp.	21,800	1,293,612
Covance, Inc. *	17,600	1,034,000
HealthSpring, Inc. *	14,250	265,193
Per-SeTechnologies, Inc. *	58,700	1,564,942
Psychiatric Solutions, Inc. *	13,100	434,003
Sunrise Senior Living, Inc. *	10,150	395,546
Symbion, Inc. *	27,750	628,537
United Surgical Partners International, Inc.*	18,650	660,396
		6,276,229
Pharmaceuticals — 3.8%
Adams Respiratory Therapy, Inc.	19,300	767,561
AtheroGenics, Inc. *	17,500	285,600
AVANIR Pharmaceuticals (Class A) *	28,325	414,111
Cypress Bioscience, Inc. *	64,500	406,350
Nastech Pharmaceutical Co., Inc. *	22,750	409,500
Theravance, Inc. *	17,800	499,112
ViroPharma, Inc. *	58,250	739,775
		3,522,009
Total Health Care		17,937,053

Industrials — 12.4%
Aerospace & Defense — 1.4%
ARGON ST, Inc. *	22,500	754,425
HEICO Corp.	17,800	564,082
		1,318,507
Air Freight & Logistics — 0.8%
UTI Worldwide, Inc.	21,750	687,300

Airlines — 1.9%
AirTran Holdings, Inc. *	41,250	747,038
SkyWest, Inc.	35,100	1,027,377
		1,774,415
Building Products — 0.9%
Simpson Manufacturing Co., Inc.	18,900	818,370

Commercial Services & Supplies — 3.2%
Bright Horizons Family Solutions, Inc. *	10,150	393,110
LECG Corp. *	33,650	648,435
Morningstar, Inc. *	24,100	1,078,957
Wright Express Corp. *	29,100	816,255
		2,936,757
Electrical Equipment — 1.4%
General Cable Corp. *	41,000	1,243,530

Machinery — 1.4%
Oshkosh Truck Corp.	20,650	1,285,256

Marine — 1.4%
American Commercial Lines, Inc. *	27,400	1,293,280
Total Industrials		11,357,415

Information Technology — 22.8%
Advertising — 0.7%
Marchex, Inc. (Class B) *	31,100	668,650

Communications Equipment — 3.0%
Adtran, Inc.	17,850	467,313
Arris Group, Inc. *	34,800	478,848
Redback Networks, Inc. *	23,700	514,053
Symmetricom, Inc. *	46,500	397,575
ViaSat, Inc. *	32,950	944,018
		2,801,807
Electronic Equipment & Instruments — 1.1%
Aeroflex, Inc. *	70,250	964,533

Internet Software & Services — 1.2%
Digitas, Inc. *	46,750	673,200
ValueClick, Inc. *	23,100	390,852
		1,064,052
IT Services — 2.3%
Alliance Data Systems Corp. *	28,100	1,314,237
TALX Corp.	26,975	768,248
		2,082,485
Semiconductors & Semiconductor Equipment — 7.3%
ATMI, Inc.*	13,450	406,190
Cirrus Logic, Inc. *	81,950	694,936
Diodes, Inc. *	27,650	1,147,475
FormFactor, Inc. *	20,250	796,230
Integrated Device Technology, Inc. *	50,750	754,145
Microsemi Corp.*	32,800	954,808
PortalPlayer, Inc. *	20,500	455,715
SiRF Technology Holdings, Inc.*	20,550	727,675
Varian Semiconductor Equipment Associates, Inc. *	26,400	741,312
		6,678,486
Software — 7.2%
Epicor Software Corp. *	54,474	731,586
Hyperion Solutions Corp. *	29,762	970,241
Kronos, Inc. *	9,400	351,466
Progress Software Corp. *	21,100	613,799
Trident Microsystems, Inc. *	33,000	958,980
VeriFone, Inc. *	45,150	1,367,593
Verint Systems, Inc. *	17,250	610,133
Witness Systems, Inc. *	41,300	1,049,020
		6,652,818
Total Information Technology		20,912,831

Materials — 4.5%
Construction Materials — 1.1%
Eagle Materials, Inc.	16,600	1,058,416

Metals & Mining — 3.4%
Allegheny Technologies, Inc.	4,750	290,605
Century Aluminum Co. *	35,003	1,485,877
Foundation Coal Holdings, Inc.	32,500	1,337,050
		3,113,532
Total Materials		4,171,948

Telecommunication Services — 2.4%
Diversified Telecommunication Services — 2.4%
Cbeyond Communications, Inc. *	91,200	1,609,680
NTELOS, Inc. *	41,150	576,512
Total Telecommunication Services		2,186,192

Total Common Stocks
(Cost — $73,117,590)		90,986,821

Investment Companies — 0.5%
Technology Investment Capital Corp.
(Cost — $455,638)	30,000	436,200

	Principal Amount
Short-Term Securities — 0.8%
Discount Note — 0.8%
Federal National Mortgage Assn.,
4.65%, due 04/03/06
(Cost — $724,813) **	$725,000	724,719
Total Investments — 100.3%
(Cost — $74,298,041)		92,147,740
Other Liabilities in Excess of Assets — (0.3)%		(306,007)
Net Assets 100.0%		$91,841,733

*                 Non-income producing security.

**          Zero coupon security- rate disclosed is yield as of March 31, 2006.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Delaware Trend Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.6%
Consumer Discretionary — 18.0%
Hotels, Restaurants & Leisure — 6.7%
Cheesecake Factory, Inc. (The) *	16,550	$619,798
Gaylord Entertainment Co. *	5,200	235,976
Kerzner International Ltd. *	5,100	396,882
Sonic Corp. *	19,550	686,791
Texas Roadhouse, Inc. (Class A) *	27,900	476,811
Wynn Resorts Ltd. *	8,700	668,595
		3,084,853
Specialty Retail — 4.8%
DSW, Inc. (Class A) *	16,800	526,176
MSC Industrial Direct Co., Inc. (Class A)	17,500	945,350
Tractor Supply Co. *	5,800	384,772
Under Armor, Inc. *	11,500	372,600
		2,228,898
Textiles, Apparel & Luxury Goods — 6.5%
Carter’s, Inc. *	18,100	1,221,569
Coach, Inc. *	44,400	1,535,352
CROCS, Inc. *	10,600	266,590
		3,023,511
Total Consumer Discretionary		8,337,262

Consumer Staples — 0.5%
Food Products — 0.5%
Peet’s Coffee & Tea, Inc. *	7,900	237,000

Energy — 5.1%
Energy Equipment & Services — 3.5%
CARBO Ceramics, Inc.	8,350	475,199
Hydril *	9,200	717,140
Veritas DGC, Inc. *	9,900	449,361
		1,641,700
Oil & Gas — 1.6%
Helix Energy Solutions Group, Inc. *	19,520	739,808
Total Energy		2,381,508

Financials — 9.2%
Capital Markets — 1.2%
Waddell & Reed Financial, Inc.	24,600	568,260

Commercial Banks — 2.9%
City National Corp.	8,200	629,678
SVB Financial Group *	2,800	148,540
Whitney Holding Corp.	15,300	542,538
		1,320,756
Insurance — 3.6%
Aspen Insurance Holdings Ltd.	8,600	212,076
Delphi Financial Group, Inc. (Class A)	8,950	462,088
Hanover Insurance Group, Inc. (The)	11,800	618,556
PartnerRe Ltd.	5,900	366,331
		1,659,051
Thrifts & Mortgage Finance — 1.5%
BankUnited Financial Corp. (Class A)	8,100	219,024
Webster Financial Corp.	9,800	474,908
		693,932
Total Financials		4,241,999

Health Care — 22.5%
Biotechnology — 7.9%
Cepheid, Inc. *	35,800	327,928
Digene Corp. *	14,300	559,130
Encysive Pharmaceuticals, Inc. *	32,500	158,925
Neurocrine Biosciences, Inc. *	8,600	555,044
PDL BioPharma, Inc. *	22,200	728,160
Telik, Inc. *	31,700	613,712
United Therapeutics Corp. *	10,700	709,196
		3,652,095

Health Care Equipment & Supplies — 8.2%
Align Technology, Inc. *	45,000	412,650
Conceptus, Inc. *(a)	35,900	470,649
Cytyc Corp.*	17,600	495,968
Fisher Scientific International, Inc. *	11,100	755,355
Hologic, Inc.*	10,200	564,570
Nektar Therapeutics, Inc. *	33,400	680,692
NuVasive, Inc. *	23,300	439,205
		3,819,089
Health Care Providers & Services — 1.3%
Advisory Board Co. (The) *	10,800	602,316

Pharmaceuticals — 5.1%
CV Therapeutics, Inc.*	16,000	353,280
First Horizon Pharmaceutical Corp.*	31,700	799,157
MGI Pharma, Inc. *	37,100	649,250
Progenics Pharmaceuticals, Inc. *	20,900	553,641
		2,355,328
Total Health Care		10,428,828

Industrials — 11.1%
Aerospace & Defense — 0.9%
Hexcel Corp. *	19,000	417,430

Air Freight & Logistics — 2.4%
J.B. Hunt Transport Services, Inc.	20,700	445,878
UTI Worldwide, Inc.	21,600	682,560
		1,128,438
Commercial Services & Supplies — 6.2%
Bright Horizons Family Solutions, Inc. *	15,800	611,934
Monster Worldwide, Inc. *	18,200	907,452
Resources Connection, Inc. *	17,300	430,943
West Corp. *	20,500	915,530
		2,865,859
Machinery — 1.6%
Bucyrus International, Inc.	15,000	722,850
Total Industrials		5,134,577

Information Technology — 29.2%
Communications Equipment — 7.1%
Avocent Corp. *	13,300	422,142
F5 Networks, Inc. *	9,900	717,651
Ixia *	35,400	504,804
Polycom, Inc. *	35,400	767,472
Powerwave Technologies, Inc. *	23,000	310,270
Tekelec *	41,700	576,711
		3,299,050
Computers & Peripherals — 2.2%
Hutchinson Technology, Inc. *	15,400	464,618
Rackable Systems, Inc. *	10,300	544,355
		1,008,973
Electronic Equipment & Instruments — 4.0%
Itron, Inc. *	8,600	514,710
Mettler Toledo International, Inc. *	13,400	808,556
Vishay Intertechnology, Inc.*	35,800	509,792
		1,833,058
Internet Software & Services — 4.2%
Akamai Technologies, Inc. *	24,300	799,227
Openwave Systems, Inc. *	24,100	520,078
Opsware, Inc. *	75,200	644,464
		1,963,769
Semiconductors & Semiconductor Equipment — 3.5%
Cymer, Inc. *	11,100	504,384
Microsemi Corp.*	22,100	643,331
Semtech Corp. *	27,000	483,030
		1,630,745
Software — 8.2%
American Reprographics Co.*	30,300	1,051,107
Informatica Corp. *	55,500	863,025
NAVTEQ Corp. *	8,900	450,785
Salesforce.com, Inc. *	11,100	403,263
TIBCO Software, Inc. *	62,400	521,664
Wind River Systems, Inc. *	40,300	501,735
		3,791,579
Total Information Technology		13,527,174

Materials — 1.0%
Construction Materials — 1.0%
AMCOL International Corp.	15,200	437,760

Total Common Stocks
(Cost — $33,907,338)		44,726,108

	Principal Amount
Short-Term Securities — 3.5%
Repurchase Agreement ** — 3.5%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $1,624,255
(Cost — $1,623,650)	$1,623,650	1,623,650
Total Investments — 100.1%
(Cost — $35,530,988)		46,349,758
Other Liabilities in Excess of Assets — (0.1)%		(33,724)
Net Assets 100.0%		$46,316,034

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)       Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

See Notes to Schedule of Investments.

MLIG Variable Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of March 31, 2006 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value

Fixed Income Investments — 91.8%
Consumer Discretionary — 18.9%
Auto Components — 0.7%
Cooper Standard Auto
8.38% due 12/15/14	B-	$75,000	$58,500
Stanadyne Corp.
10.00% due 08/15/14	B-	25,000	23,937
			82,437
Automobiles — 1.2%
Ford Motor Credit Co.
7.38% due 10/28/09	BB-	125,000	117,517
General Motors Corp.
7.20% due 01/15/11	B	40,000	31,200
			148,717
Hotels, Restaurants & Leisure — 6.3%
Boyd Gaming Corp.
7.13% due 02/01/16	B+	25,000	25,344
Denny’s Corp.
10.00% due 10/01/12	CCC+	50,000	51,625
Gaylord Entertainment Co.
8.00% due 11/15/13	B-	150,000	156,375
Hilton Hotels Corp.
3.38% due 04/15/23 (b)	BB	50,000	60,687
International Game Technology
1.08% due 01/29/33 (b)(d)	NR†	75,000	56,156
Isle of Capri Casinos, Inc.
7.00% due 03/01/14	B	100,000	98,750
Landry’s Restaurants, Inc.
7.50% due 12/15/14	B	25,000	24,125
MGM MIRAGE
6.75% due 09/01/12	BB	50,000	49,938
Premier Entertainment Biloxi LLC/Premier Finance
10.75% due 02/01/12	CCC	25,000	23,875
Scientific Games Corp.
6.25% due 12/15/12	B+	75,000	73,406
Starwood Hotels & Resorts Worldwide, Inc.
3.50% due 05/16/23 (b)	BB+	100,000	135,750
Wynn Las Vegas Capital Corp.
6.63% due 12/01/14	B+	25,000	24,281
			780,312
Household Durables — 0.7%
Standard Pacific Corp.
7.00% due 08/15/15	BB	100,000	92,500

Leisure Equipment & Products — 0.9%
Hard Rock Hotel, Inc.
8.88% due 06/01/13	B	100,000	108,750

Media — 8.1%
Allbritton Communications Co.
7.75% due 12/15/12	B-	100,000	100,500
AMC Entertainment, Inc.
11.00% due 02/01/16	CCC+	25,000	25,812
CCH I LLC
11.00% due 10/01/15 (c)	CCC-	59,000	49,044
DirecTV Holdings LLC
6.38% due 06/15/15	BB-	50,000	49,375
Echostar DBS Corp.
6.38% due 10/01/11	BB-	75,000	73,312
7.13% due 02/01/16	BB-	25,000	24,594
Houghton Mifflin Co.
8.25% due 02/01/11	B-	100,000	103,500
Interpublic Group of Cos., Inc.
6.25% due 11/15/14	B	35,000	29,750
Liberty Media Corp.
3.50% due 01/15/31 (b)	BB+	25,000	25,250
3.25% due 03/15/31 (b)	BB+	200,000	149,500
Mediacom Broadband LLC
8.50% due 10/15/15 (c)	B	50,000	48,000
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/13	B	50,000	49,500
R.H. Donnelley Corp.
8.88% due 01/15/16	B	25,000	26,000
Sinclair Broadcast Group, Inc.
8.00% due 03/15/12	B	140,000	142,800
6.00% due 09/15/12 (b)	B-	125,000	109,844
			1,006,781
Multiline Retail — 0.2%
Bon-Ton Dept. Stores, Inc. (The)
10.25% due 03/15/14	B-	25,000	24,050

Specialty Retail — 0.2%
General Nutrition Companies, Inc.
8.50% due 12/01/10	CCC+	25,000	23,688

Textiles, Apparel & Luxury Goods — 0.6%
INVISTA
9.25% due 05/01/12 (c)	B+	65,000	69,550
Total Consumer Discretionary			2,336,785

Consumer Staples — 3.3%
Food & Staples Retailing — 0.8%
Stater Brothers Holdings
8.13% due 06/15/12	BB-	105,000	104,869

Food Products — 0.4%
Chiquita Brands International, Inc.
7.50% due 11/01/14	B-	50,000	43,750

Household Products — 1.3%
ACCO Brands Corp.
7.63% due 08/15/15	B	25,000	23,750
Rayovac Corp.
8.50% due 10/01/13	CCC+	150,000	138,750
			162,500
Personal Products — 0.8%
Elizabeth Arden, Inc.
7.75% due 01/15/14	B-	100,000	102,500
Total Consumer Staples			413,619

Energy — 11.0%
Energy Equipment & Services — 2.4%
Bristow Group, Inc.
6.13% due 06/15/13	BB	100,000	94,000
CHC Helicopter Corp.
7.38% due 05/01/14	B	50,000	51,000
Grant Prideco, Inc.
6.13% due 08/15/15 (c)	BB	25,000	24,375
Schlumberger Ltd.
1.50% due 06/01/23 (b)	A+	25,000	44,000
Williams Cos., Inc.
7.88% due 09/01/21	B+	75,000	80,625
			294,000
Oil & Gas — 8.6%
Chesapeake Energy Corp.
7.00% due 08/15/14	BB	60,000	61,350
6.25% due 01/15/18	BB	50,000	48,875
Clayton Williams Energy, Inc.
7.75% due 08/01/13	B-	25,000	23,500
Devon Energy Corp.
4.90% due 08/15/08 (b)	BBB	25,000	29,000
El Paso Corp.
7.00% due 05/15/11	B-	200,000	200,750
Ferrellgas Partners LP
6.75% due 05/01/14	B+	40,000	38,500
Hanover Compressor Co.
8.63% due 12/15/10	B	75,000	78,656
7.50% due 04/15/13	B	25,000	25,000
4.75% due 01/15/14 (b)	B	40,000	54,900
9.00% due 06/01/14	B	25,000	26,875
Hornbeck Offshore Services, Inc.
6.13% due 12/01/14	BB-	70,000	67,200
Houston Exploration Co.
7.00% due 06/15/13	B	150,000	145,500
KCS Energy, Inc.
7.13% due 04/01/12	B-	50,000	49,625
Kerr-McGee Corp.
6.95% due 07/01/24	BB+	60,000	61,037
Pogo Producing Co.
6.63% due 03/15/15	B+	75,000	73,875
Quicksilver Resources, Inc.
7.13% due 04/01/16	B	25,000	24,688
1.88% due 11/01/24 (b)	NR†	25,000	36,313
Range Resources Corp.
7.38% due 07/15/13	B	25,000	25,875
			1,071,519
Total Energy			1,365,519

Financials — 3.7%
Capital Markets — 0.2%
Franklin Resources, Inc.
0.50% due 05/11/31 (b)(d)	A+	25,000	22,062

Consumer Finance — 1.8%
General Motors Acceptance Corp.
7.25% due 03/02/11	BB	200,000	189,529
6.75% due 12/01/14	BB	35,000	31,507
			221,036

Diversified Financial Services — 1.7%
American Express Co.
1.85% due 12/01/33 (a)(b)	A+	75,000	77,719
Morgan Stanley
1.00% due 03/30/12 (b)(c)	A+	40,000	40,900
Sensus Metering Systems, Inc.
8.63% due 12/15/13	B-	100,000	97,000
			215,619
Total Financials			458,717

Health Care — 9.0%
Biotechnology — 1.6%
Amgen, Inc.
0.13% due 02/01/11 (b)	A+	25,000	25,188
Bio-Rad Laboratories, Inc.
6.13% due 12/15/14	BB-	50,000	48,000
deCode Genetics, Inc.
3.50% due 04/15/11 (b)	NR†	50,000	43,062
Genzyme Corp.
1.25% due 12/01/23 (b)	BBB	25,000	27,156
Invitrogen Corp.
3.25% due 06/15/25 (b)	NR†	50,000	48,375
			191,781
Health Care Equipment & Supplies — 1.9%
CDRV Investors, Inc.
0.00% due 01/01/15 (a)	B-	50,000	34,000
Cytyc Corp.
2.25% due 03/15/24 (b)	NR†	25,000	27,469
Fisher Scientific International, Inc.
3.25% due 03/01/24 (b)	BB+	75,000	80,531
St. Jude Medical, Inc.
2.80% due 12/15/35 (b)	BBB+	100,000	98,625
			240,625
Health Care Providers & Services — 2.8%
AmeriPath, Inc.
10.50% due 04/01/13	B-	100,000	105,500
DaVita, Inc.
7.25% due 03/15/15	B	50,000	50,250
Manor Care, Inc.
2.13% due 08/01/35 (a)(b)	BBB	50,000	54,188
Select Medical Corp.
7.63% due 02/01/15	B-	25,000	22,563
Tenet Healthcare Corp.
7.38% due 02/01/13	B	75,000	68,437
9.88% due 07/01/14	B	50,000	50,625
			351,563
Pharmaceuticals — 2.7%
Alza Corp.
1.44% due 07/28/20 (b)(d)	AAA	75,000	61,031
Angiotech Pharmaceuticals, Inc.
7.75% due 04/01/14	B	25,000	25,250
CV Therapeutics, Inc.
3.25% due 08/16/13 (b)	NR†	25,000	26,531
MGI Pharma, Inc.
1.68% due 03/02/24 (a)(b)	NR†	75,000	46,500
Mylan Labs, Inc.
6.38% due 08/15/15 (c)	BB+	50,000	50,250
Omnicare, Inc.
6.88% due 12/15/15	BB+	25,000	24,938
Teva Pharmaceutical Finance NV
0.38% due 11/15/22 (b)	BBB	25,000	47,875
Warner Chilcott Corp.
9.25% due 02/01/15 (c)	CCC+	50,000	49,625
			332,000
Total Health Care			1,115,969

Industrials — 9.7%
Aerospace & Defense — 2.2%
DRS Technologies, Inc.
6.88% due 11/01/13	B	100,000	100,000
Edo Corp.
4.00% due 11/15/25 (b)	NR†	50,000	54,875
L-3 Communications Corp.
6.38% due 10/15/15	BB+	25,000	24,625
3.00% due 08/01/35 (b)	BB+	25,000	25,687
Lockheed Martin Corp.
4.50% due 08/15/33 (b)(e)	BBB+	60,000	69,426
			274,613
Building Products — 0.4%
Builders Firstsource, Inc.
9.00% due 02/15/12 (e)	B	50,000	51,250

Commercial Services & Supplies — 2.5%
Charles River Associates, Inc.
2.88% due 06/15/34 (b)	NR†	45,000	63,394
Clarke American Corp.
11.75% due 12/15/13 (c)	B-	25,000	25,437
Iron Mountain, Inc.
7.75% due 01/15/15	B	200,000	201,500
United Rentals North America, Inc.
7.75% due 11/15/13	B	25,000	25,000
			315,331
Construction & Engineering — 1.0%
Fluor Corp.
1.50% due 02/15/24 (b)	BBB+	50,000	78,313
J. Ray McDermott SA
11.50% due 12/15/13 (c)	B+	40,000	46,700
			125,013
Electrical Equipment — 0.4%
Roper Industries, Inc.
1.48% due 01/15/34 (b)	BB-	75,000	47,531

Industrial Conglomerates — 0.6%
Park-Ohio Industries, Inc.
8.38% due 11/15/14	CCC+	75,000	70,688

Machinery — 1.7%
Cummins, Inc.
9.50% due 12/01/10	BBB-	30,000	32,025
Dresser-Rand Group, Inc.
7.63% due 11/01/14 (c)	B-	22,000	22,440
Gardner Denver, Inc.
8.00% due 05/01/13	B	50,000	52,500
Manitowoc Co., Inc. (The)
7.13% due 11/01/13	BB-	100,000	102,000
			208,965

Road & Rail — 0.9%
CSX Corp.
0.00% due 10/30/21 (b)(d)	BBB	100,000	107,750
Total Industrials			1,201,141

Information Technology — 3.5%
Computers & Peripherals — 0.8%
EMC Corp.
4.50% due 04/01/07 (b)	BBB+	100,000	103,000

Electronic Equipment & Instruments — 0.2%
Communications & Power Industries, Inc.
8.00% due 02/01/12	B-	25,000	25,500

IT Services — 0.7%
SunGard Data Systems, Inc. (c)
9.13% due 08/15/13	B-	50,000	52,875
10.25% due 08/15/15	B-	25,000	26,312
			79,187
Semiconductors & Semiconductor Equipment — 1.3%
Cypress Semiconductor Corp.
1.25% due 06/15/08 (b)	B-	25,000	31,187
Intel Corp.
2.95% due 12/15/35 (b)	A-	25,000	21,438
LSI Logic Corp.
4.00% due 05/15/10 (b)	B	100,000	111,500
			164,125
Software — 0.5%
Cadence Design System, Inc.
0.00% due 08/15/23 (b)(d)	NR†	25,000	30,500
SERENA Software, Inc.
10.38% due 03/15/16	CCC+	25,000	26,250
			56,750
Total Information Technology			428,562

Materials — 10.8%
Chemicals — 2.7%
Equistar Chemicals LP
7.55% due 02/15/26	BB-	25,000	22,500
Hercules, Inc.
6.75% due 10/15/29	B+	125,000	122,500
Huntsman LLC
11.50% due 07/15/12	B	27,000	31,050
IMC Global, Inc.
11.25% due 06/01/11	BB	50,000	53,187
Series B
7.30% due 01/15/28	B+	25,000	23,094
Nova Chemicals Corp.
6.50% due 01/15/12	BB+	25,000	23,250
Rhodia SA
8.88% due 06/01/11 (c)	CCC+	32,000	32,960
Rockwood Specialties Group, Inc.
7.50% due 11/15/14	B-	30,000	30,150
			338,691

Containers & Packaging — 3.6%
Crown Cork & Seal Co., Inc.
7.38% due 12/15/26	B	150,000	139,500
Jefferson Smurfit Corp. U.S.
7.50% due 06/01/13	CCC+	65,000	61,100
Owens-Brockway
8.88% due 02/15/09	BB-	150,000	156,187
7.75% due 05/15/11	BB-	50,000	52,125
Stone Container Finance
7.38% due 07/15/14	CCC+	40,000	37,200
			446,112
Metals & Mining — 0.9%
AK Steel Holding Corp.
7.75% due 06/15/12	B+	30,000	30,338
Allegheny Ludlum Corp.
6.95% due 12/15/25	BB-	50,000	51,500
Novelis, Inc.
7.25% due 02/15/15 (c)	B	25,000	24,000
			105,838
Paper & Forest Products — 3.6%
Abitibi-Consolidated, Inc.
8.55% due 08/01/10	B+	35,000	35,175
Ainsworth Lumber Co., Ltd.
7.25% due 10/01/12	B+	70,000	63,350
Bowater, Inc.
9.50% due 10/15/12	B+	50,000	53,000
6.50% due 06/15/13	B+	50,000	46,625
Buckeye Technologies, Inc.
8.00% due 10/15/10	B	150,000	144,750
Domtar, Inc.
7.88% due 10/15/11	B+	25,000	23,688
Norske Skog Canada Ltd.
7.38% due 03/01/14	B+	50,000	47,250
Tembec Industries, Inc.
7.75% due 03/15/12	CCC-	50,000	28,250
			442,088
Total Materials			1,332,729

Telecommunication Services — 6.5%
Communications Equipment — 0.4%
Comverse Technology, Inc.
0.00% due 05/15/23 (b)(d)	BB-	35,000	48,037

Diversified Telecommunication Services — 3.5%
Cincinnati Bell, Inc.
8.38% due 01/15/14	B-	100,000	101,625
Qwest Capital Funding, Inc.
7.90% due 08/15/10	B	200,000	208,000
Qwest Communications International, Inc.
3.50% due 11/15/25 (b)	B	30,000	39,863
Syniverse Technologies, Inc.
7.75% due 08/15/13	B	50,000	50,062
Wind Acquisition Finance SA
10.75% due 12/01/15 (c)	B-	25,000	27,000
			426,550
Wireless Telecommunication Services — 2.6%
AirGate PCS, Inc.
9.38% due 09/01/09 (c)	BBB+	25,000	26,219
Nextel Communications, Inc., Series D
7.38% due 08/01/15	A-	60,000	62,924
Nextel Partners, Inc.
8.13% due 07/01/11	BB-	100,000	105,750
Rural Cellular Corp.
9.88% due 02/01/10	CCC	50,000	53,375
UbiquiTel Operating Co.
9.88% due 03/01/11	B-	70,000	76,475
			324,743
Total Telecommunication Services			799,330

U.S. Government Securities — 9.5%
U.S. Government Agencies — 7.5%
Federal National Mortgage Assn.
6.00% due 09/01/32	AAA	9,353	9,362
6.00% due 01/01/33	AAA	41,362	41,401
5.50% due 02/01/33	AAA	79,087	77,385
6.00% due 03/01/33	AAA	231,633	231,850
6.00% due 05/01/33	AAA	263,056	263,303
5.50% due 07/01/33	AAA	127,692	124,892
6.00% due 04/01/35	AAA	91,680	91,719
6.50% due 05/01/35	AAA	81,433	83,089
			923,001
U.S. Treasuries — 2.0%
U.S. Treasury Note
5.00% due 02/15/11	AAA	250,000	252,031
Total U.S. Government Securities			1,175,032

Utilities — 5.9%
Electric Utilities — 2.8%
Midwest Generation LLC
8.75% due 05/01/34	B	100,000	108,250
Nevada Power Co.
5.88% due 01/15/15	BB	100,000	98,132
Virginia Electric & Power Co.
4.50% due 12/15/10	BBB	150,000	142,926
			349,308
Gas Utilities — 1.3%
Inergy LP/Inergy Finance Corp.
8.25% due 03/01/16	B	25,000	25,625
MarkWest Energy Partners LP
6.88% due 11/01/14 (c)	B-	30,000	28,350
SEMCO Energy, Inc.
7.13% due 05/15/08	BB-	100,000	100,559
			154,534
Multi-Utilities & Unregulated Power — 1.8%
Duke Energy Corp., Series B
5.38% due 01/01/09	BBB	100,000	99,489
Dynegy Holdings, Inc.
6.88% due 04/01/11	B-	50,000	48,250
8.38% due 05/01/16	B-	50,000	49,750
Mirant North America LLC
7.38% due 12/31/13 (c)	B-	25,000	25,500
			222,989
Total Utilities			726,831

Total Fixed Income Investments
(Cost — $11,417,569)			11,354,234

	Shares
Convertible Preferred Stocks — 5.4%
Consumer Discretionary — 0.2%
Automobiles — 0.2%
Ford Motor Co. Capital Trust II	1,000	30,050

Consumer Staples — 0.6%
Beverages — 0.6%
Constellation Brands, Inc., Series A	2,000	75,060

Energy — 0.5%
Oil & Gas — 0.5%
Chesapeake Energy Corp.	350	33,569
El Paso Corp. (c)	25	27,034
Total Energy		60,603

Financials — 1.0%
Commercial Banks — 0.4%
Marshall & Ilsley Corp.	2,000	53,020

Insurance — 0.6%
Chubb Corp.	2,000	68,000
Total Financials		121,020

Health Care — 0.7%
Pharmaceuticals — 0.7%
Schering-Plough Corp.	1,800	91,404

Utilities — 2.4%
Electric Utilities — 1.0%
PNM Resources, Inc.	2,500	121,375

Multi-Utilities & Unregulated Power — 1.4%
CMS Energy Corp., Series B	1,000	72,500
Williams Cos., Inc.	1,000	101,000
		173,500
Total Utilities		294,875

Total Convertible Preferred Stocks
(Cost — $651,776)		673,012

Common Stocks — 0.3%
Information Technology — 0.3%
Communications Equipment—0.3%
Avaya, Inc. *
(Cost — $42,611)	2,808	31,730

	Principal Amount
Short-Term Securities — 1.6%
Discount Note —1.6%
Federal Home Loan Bank
4.60% due 04/03/06
(Cost — $196,950)	$197,000	196,924
Repurchase Agreement ** — 0.0%
Nomura Securities International, Inc.,
4.47%, dated 03/31/06,
due 04/03/06, total to be
received $587
(Cost — $587)	587	587
Total Investments — 99.1%
(Cost — $12,309,493)		12,256,487
Other Assets Less Liabilities — 0.9%		111,683
Net Assets — 100%		$12,368,170

†                 Not rated by Standard & Poor’s Corporation or Moody’s Investor Service, Inc.

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)       Step bond - coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006.

(b)       Convertible bond.

(c)        Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

(d)       Zero coupon security - rate disclosed is yield as of March 31, 2006.

(e)        Floating / Variable rate bond.  Rate disclosed is as of March 31, 2006.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust

Notes to Schedule of Investments (Unaudited)

Valuation of investments—Portfolio securities and other investments listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last sale price on that exchange or the official closing price on the NASDAQ on the valuation day; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices and securities traded on a foreign exchange are valued at the official bid price. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the administrator (“J.P. Morgan Investor Services Co.”) if those prices are considered by the administrator to be representative of market values as of the close of business of the New York Stock Exchange pursuant to procedures established by and under the supervision of the board of trustees; debt securities with a remaining maturity of 60 days or less are valued at their amortized cost which approximates market value. Securities and other assets, including those for which a pricing service supplies no quotations or quotations are not considered by the administrator to be representative of market values are valued at fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees of the Trust.  Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business in the New York Stock Exchange (“NYSE”).  Occasionally, events affecting the values of such securities may occur during such times.  If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees.

As of March 31, 2006, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Portfolio	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Roszel/Lord Abbett Large Cap Value Portfolio	$7,892,795	$1,424,253	$(202,692)	$1,221,561
Roszel/BKF Large Cap Value Portfolio	2,837,443	298,234	(36,524)	261,710
Roszel/MLIM Relative Value Portfolio	10,757,829	2,266,709	(428,255)	1,838,454
Roszel/Fayez Sarofim Large Cap Core Portfolio	1,282,809	72,750	(30,057)	42,693
Roszel/Alliance Large Cap Core Portfolio	1,778,917	231,075	(57,757)	173,319
Roszel/Loomis Sayles Large Cap Growth Portfolio	1,527,446	130,599	(18,986)	111,613
Roszel/Rittenhouse Large Cap Growth Portfolio	7,300,005	817,999	(129,111)	688,888
Roszel/Marsico Large Cap Growth Portfolio	3,728,417	512,034	(35,616)	476,418
Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio	2,734,646	283,960	(25,055)	258,905
Roszel/Franklin Mid Cap Growth Portfolio	2,282,168	391,317	(66,234)	325,083
Roszel/NWQ Small Cap Value Portfolio	4,817,656	1,946,920	(193,378)	1,753,542
Roszel/Delaware Small-Mid Cap Growth Portfolio	2,698,161	907,902	(52,782)	855,120
Roszel/Lazard International Portfolio	4,202,055	1,104,223	(20,031)	1,084,192
Roszel/William Blair International Portfolio	3,025,529	892,530	(3,896)	888,634
Roszel/Lord Abbett Government Securities Portfolio	12,006,406	—	(142,600)	(142,600)
Roszel/MLIM Fixed-Income Portfolio	12,228,169	—	(448,237)	(448,237)
Roszel/Lord Abbett Affiliated Portfolio	34,287,670	5,205,378	(721,860)	4,483,518
Roszel/Allianz CCM Capital Appreciation Portfolio	150,070,584	26,079,335	(1,635,285)	24,444,050
Roszel/Lord Abbett Mid Cap Value Portfolio	127,107,170	37,901,737	(3,699,905)	34,201,832
Roszel/Seligman Mid Cap Growth Portfolio	57,719,659	7,271,327	(792,819)	6,478,508
Roszel/Allianz NFJ Small Cap Value Portfolio	101,194,250	25,122,347	(3,166,299)	21,956,048
Roszel/JP Morgan Small Cap Growth Portfolio	74,362,991	18,808,647	(1,023,898)	17,784,749
Roszel/Delaware Trend Portfolio	35,727,069	11,485,215	(862,526)	10,622,689
Roszel/Lord Abbett Bond Debenture Portfolio	12,320,466	309,822	(373,801)	(63,979)

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLIG Variable Insurance Trust

By:	/s/ Deborah J. Adler
Deborah J. Adler
Chief Executive Officer
May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Deborah J. Adler
Deborah J. Adler
Chief Executive Officer
May 22, 2006

By:	/s/ Jerome J. Davies
Jerome J. Davies
Treasurer and Chief Financial Officer
May 19, 2006